UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	September 1, 2018 — February 28, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam PanAgora Market Neutral Fund

Semiannual report
2 | 28 | 19

Putnam PanAgora funds pursue systematic, rule-based strategies that combine cutting-edge quantitative techniques with fundamental investment insights.

FUND SYMBOL
CLASS A
PPMAX

Putnam PanAgora
Market Neutral
Fund

Semiannual report
2 | 28 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

April 10, 2019

Dear Fellow Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 8–9 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 2/28/19. See above and pages 8–9 for additional fund performance information. Index descriptions can be found on pages 13–14.

2 PanAgora Market Neutral Fund

George D. Mussalli, CFA
Portfolio Manager

George is Chief Investment Officer and Head of Equity Research at PanAgora Asset Management. He has an M.B.A. from Sloan School of Business at the Massachusetts Institute of Technology and a B.S. from Tufts University. George joined PanAgora in 2004 and has been in the investment industry since 1995.

Richard Tan, CFA
Portfolio Manager

Richard is a Director in the Equity group at PanAgora Asset Management. He has an M.B.A. from Boston College Carroll Graduate School of Management, an M.S. in Computer Science from Rutgers University, and a B.A. from Shanghai Jiao Tong University. Richard joined PanAgora in 2008 and has been in the investment industry since 1997.

Please describe the global investing environment in 2018 and for the reporting period.

U.S. equities performed especially well in 2018 up until the last quarter of the year. Stable growth of the economy advanced U.S. equities to outperform other regions. Europe benefited mid-year 2018 as trade-war bickering between the United States and the European Union cooled. Emerging markets lagged developed markets as reverberating global trade tensions and rising U.S. interest rates weighed on the region.

The pockets of growth, however, were wiped out as a sell-off in equities picked up in the fourth quarter of 2018 and extended to all regions. U.S. equities, and small caps in particular, experienced steep declines during the month of December as investors rotated out of risky assets on the fears of slower earnings growth. European equities also declined over concerns about trade tariffs and the slowdown of economic growth. Emerging markets continued to decline due to increased U.S.–China trade disputes as well as the sharp drop in crude oil prices, which hurt oil-producing countries.

However, after a disappointing end to 2018, global equities staged a rally in the first two months of 2019. A dovish U.S. Federal Reserve [Fed], the abatement of the U.S.–China trade

PanAgora Market Neutral Fund 3

The table shows the fund’s long and short exposures in each country or region and the percentage of the fund’s net assets that each represented as of 2/28/19. Allocations will not total 100% because the table reflects the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

dispute, and a less pessimistic view on the current earnings season helped equities achieve a remarkable comeback.

Despite the rally observed so far in 2019, U.S. equities finished the six-month period in negative territory, with the S&P 500 Index and Russell 2000 Index returning –3.04% and –8.86%, respectively. International developed markets recovered a fair amount of their fourth-quarter 2018 losses in January and February 2019, although the MSCI World ex-U.S. Index [ND] still finished the six-month period with a return of –3.41%. Emerging-market equities managed to finish the period slightly positive with the MSCI Emerging Markets Index [ND] gaining a modest 0.33%.

Bonds rallied considerably toward the end of 2018 and into 2019 as risk aversion returned to the marketplace amid heightened fears of a global economic slowdown, tanking crude oil prices, and a partial U.S. government shutdown. The yield on the benchmark 10-year U.S. Treasury note ended the six-month period at 2.73%, falling considerably from its peak of 3.24% observed in early November 2018. After posting strong results in January and throughout most of February 2019, bond markets retreated somewhat during the last week of the month. The bid for less risky assets cooled even more so at the end of the period, once U.S. fourth-quarter gross domestic product [GDP] came in at a better-than-expected 2.6% — well above previous estimates of a GDP of 2.2%. After the late-month December 2018 sell-off, Treasuries had been hanging on to modestly positive gains as investors digested the release of the minutes from the Fed’s first policy meeting of 2019. The Fed indicated a more prudent approach to future short-term interest-rate hikes and signaled an end to the reduction of its $4 trillion balance sheet later in 2019.

Yields for non-U.S. government bonds also edged upward, and prices fell as investor sentiment shifted amid progress in U.S.–China trade talks as well as the possibility of a delay of Brexit. For the six-month reporting period, the Bloomberg Barclays U.S. Treasury Index rose by 1.81%, while the FTSE WGBI ex-USD Index [Hedged] fared better, gaining 3.29%.

Commodities ended 2018 sharply down as losses accelerated in the fourth quarter. Crude oil, in particular, was hampered by global oversupply conditions in early October, and prices continued to fall into December despite production cuts by OPEC. However, commodities also began to rally in the new year and continued to recover in February, easing some

4 PanAgora Market Neutral Fund

losses experienced toward the end of 2018. The S&P GSCI Index ultimately finished the six-month period at –9.39%. From an industry perspective, energy and industrial metals have been the strongest performing segments of the commodity market year to date, while precious metals, livestock, and agriculture have lagged. Increased global demand amid the production cuts by OPEC have boosted crude oil prices as well as prices for gasoline, heating oil, and gas oil, which all were top-performing commodity contracts toward the end of the period. Copper has been the best performer among industrial metals as the price for the red metal has benefited from the perceived progress of U.S.–China trade negotiations.

How did the fund perform for the reporting period?

On an absolute basis, Putnam PanAgora Market Neutral Fund returned –1.82% for the six-month reporting period. The fund’s long-term portfolio contributed 0.09%, as underperformance in emerging markets was offset by positive performance in the fund’s developed positions. Intermediate-term strategies contributed 0.42%, while short-term strategies detracted by 1.48%.

What were the results of the long - term portfolio for the period?

The long-term portfolio contributed 0.09% for the period. Underperformance of long positions in Taiwan and Mexico were offset by the positive performance of short positions in Japan.

Developed international positions contributed positively during the period, with the majority of the performance coming from short mid/ large-cap stock positions in Japan. Factor performance within Japan was positive, with all three factor composites performing well on a spread basis. The external forces factor composite, which assesses the impact of elements for which company management has less direct control, was positive due to the strong performance of the macroeconomic factor. The management capabilities factor composite, which consists of signals that assess the impact of company management decisions on the business, was also positive due to the good performance of quality metrics. Market intelligence factors, which assess the impact of the actions market participants have on the movement of a company’s future stock price, significantly outperformed due to momentum metrics; value metrics were flat for the time period.

Within the international market, January 2019 was a recovery period for both the market and factor investing. A number of quantitative factors posted decent performance, driven mainly by a short-term reversal (a number of factors were in the oversold regime late last year). Additionally, sector performance divergence is widening internationally. Research has shown that January’s performance does a poor job of predicting performance for the whole year, but volatility is a good predictor. This could mean cross-sectional volatility will keep at a high level in 2019.

By minimizing gains within the developed international strategy, emerging markets were a disappointment for the period. The majority of this underperformance came within the last two months of the reporting period. The alpha model did not perform well on a spread basis, as quality and value factor spreads deteriorated. Within emerging markets, Mexico was the largest detractor due to poor performance within the materials sector. The model within the materials sector did not perform well due to the underperformance of value and momentum metrics.

PanAgora Market Neutral Fund 5

What were the results of the intermediate-term and short-term portfolios?

The intermediate strategies contributed 0.42% due to solid performance of U.S. merger-arbitrage-related trades. Merger and acquisition [M&A] signals produced solid contributions in the health-care and financials sectors over the past six months. Short-term strategies detracted by 1.48% over the period. Losses were driven by both index reconstitution and corporate-event-related trades. Some positions in corporate-event-related strategies were adversely affected by the release of fourth-quarter earnings. Positions in Keycorp and W.W. Grainger [both held long] beat earnings expectations but missed revenue estimates, causing them to underperform over the period. Other companies, such as Marvell Technology Group [held long], detracted due to their high sales to China, which pushed investors to sell the stock. We sold our positions in Keycorp and Marvell Technology Group during the period.

How did the fund use derivatives?

We used total return swaps to take long or short positions in equity securities.

What is your outlook for the fund going forward?

The fund seeks absolute returns, which are positive returns generated in diverse market environments over time. The fund uses a diversified set of strategies that have low correlation to one another. Their combination is expected to result in more stable returns over time than any individual strategy in and of itself.

Most of the fund’s assets are allocated to the long-term portfolio, which utilizes fundamentally based signals and is implemented across a broad universe of stocks. We expect the long-term strategy to outperform over a market cycle.

More than 10 years have passed since the start of the recovery, and we believe we are now well into the last stage of the economic cycle. Historically, these have been challenging

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one purpose: to take long or short positions in equity securities.

For example, the fund’s managers may use derivatives, such as total return swaps, to take long or short positions in equity securities. The fund may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. PanAgora monitors the counterparty risks we assume. For example, PanAgora often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 PanAgora Market Neutral Fund

times for diversified quantitative strategies as investors have been discarding stocks with stronger fundamentals and embracing expensive companies with compelling stories about their future growth. We navigate such turbulence by staying true to our belief that the characteristics identified by our quantitative models will continue to deliver better-than-market returns over a full economic cycle.

Thank you, George and Richard, for your time and insights today.

Past performance is not a guarantee of future results.

The opinions expressed in this article represent the current, good-faith views of the author(s) at the time of publication, are provided for limited purposes, are not definitive investment advice, and should not be relied on as such. The information presented in this article has been developed internally and/or obtained from sources believed to be reliable; however, PanAgora Asset Management, Inc. (PanAgora) does not guarantee the accuracy, adequacy or completeness of such information. Predictions, opinions, and other information contained in this article are subject to change continually and without notice of any kind and may no longer be true after the date indicated. As with any investment there is a potential for profit as well as the possibility of loss.

Any forward-looking statements speak only as of the date they are made, and PanAgora assumes no duty to and does not undertake to update forward-looking statements. Forward-looking statements are subject to numerous assumptions, risks, and uncertainties, which change over time. Actual results could differ materially from those anticipated in forward-looking statements. Any investments to which this material relates are available only to or will be engaged in only with investment professionals.

PanAgora Market Neutral Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended February 28, 2019, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 2/28/19

	Life of fund	Annual average	1 year	6 months
Class A (9/21/17)
Before sales charge	–8.50%	–5.99%	–7.48%	–1.82%
After sales charge	–13.76	–9.78	–12.80	–7.47
Class B (9/21/17)
Before CDSC	–9.40	–6.63	–8.02	–2.05
After CDSC	–13.02	–9.25	–12.62	–6.95
Class C (9/21/17)
Before CDSC	–9.40	–6.63	–8.02	–2.05
After CDSC	–9.40	–6.63	–8.94	–3.03
Class M (9/21/17)
Before sales charge	–9.10	–6.42	–7.90	–1.94
After sales charge	–12.28	–8.71	–11.13	–5.37
Class R (9/21/17)
Net asset value	–8.80	–6.20	–7.60	–1.94
Class R6 (9/21/17)
Net asset value	–8.10	–5.70	–7.17	–1.61
Class Y (9/21/17)
Net asset value	–8.10	–5.70	–7.17	–1.61

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

8 PanAgora Market Neutral Fund

Comparative index returns For periods ended 2/28/19

	Life of fund	Annual average	1 year	6 months
ICE BofAML U.S.
Treasury Bill Index	2.57%	1.78%	2.08%	1.13%
Lipper Alternative
Equity Market
Neutral Funds	–1.43	–1.04	–1.99	–1.21
category average*

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year and life-of-fund periods ended 2/28/19, there were 98, 97, and 97 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 2/28/19

	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
8/31/18	$9.32	$9.89	$9.25	$9.25	$9.27	$9.61	$9.30	$9.34	$9.34
2/28/19	9.15	9.71	9.06	9.06	9.09	9.42	9.12	9.19	9.19

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/19

	Life of fund	Annual average	1 year	6 months
Class A (9/21/17)
Before sales charge	–10.20%	–6.79%	–7.61%	–3.54%
After sales charge	–15.36	–10.33	–12.93	–9.09
Class B (9/21/17)
Before CDSC	–11.20	–7.47	–8.26	–3.90
After CDSC	–14.75	–9.91	–12.85	–8.70
Class C (9/21/17)
Before CDSC	–11.20	–7.47	–8.26	–3.90
After CDSC	–11.20	–7.47	–9.18	–4.86
Class M (9/21/17)
Before sales charge	–10.80	–7.20	–7.95	–3.67
After sales charge	–13.92	–9.34	–11.17	–7.04
Class R (9/21/17)
Net asset value	–10.50	–7.00	–7.83	–3.56
Class R6 (9/21/17)
Net asset value	–9.80	–6.52	–7.30	–3.32
Class Y (9/21/17)
Net asset value	–9.90	–6.59	–7.40	–3.43

See the discussion following the fund performance table on page 8 for information about the calculation of fund performance.

PanAgora Market Neutral Fund 9

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 8/31/18*†	1.82%	2.57%	2.57%	2.32%	2.07%	1.58%	1.57%
Total annual operating expenses for the
fiscal year ended 8/31/18*	3.42%	4.17%	4.17%	3.92%	3.67%	3.18%	3.17%
Annualized expense ratio for the
six-month period ended 2/28/19	1.79%	2.54%	2.54%	2.29%	2.04%	1.55%	1.54%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.03%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

* Other expenses have been annualized.

† Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 12/30/19.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 9/1/18 to 2/28/19. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$8.80	$12.47	$12.47	$11.25	$10.02	$7.62	$7.58
Ending value (after expenses)	$981.80	$979.50	$979.50	$980.60	$980.60	$983.90	$983.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/28/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

10 PanAgora Market Neutral Fund

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 2/28/19, use the following calculation method. To find the value of your investment on 9/1/18, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$8.95	$12.67	$12.67	$11.43	$10.19	$7.75	$7.70
Ending value (after expenses)	$1,015.92	$1,012.20	$1,012.20	$1,013.44	$1,014.68	$1,017.11	$1,017.16

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/28/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

PanAgora Market Neutral Fund 11

Consider these risks before investing

There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets may hurt performance, and efforts to generate returns under different market conditions and over different time horizons may be unsuccessful. Quantitative models or data may be incorrect or incomplete, and reliance on those models or data may not produce the desired results. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments in which the fund invests (or has exposure to) are subject to interest-rate risk and credit risk. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives (including “short” derivatives) include losses caused by unexpected market movements (which are potentially unlimited), imperfect correlation between the price of the derivative and the price of the underlying asset, increased investment exposure (which may be considered leverage), the potential inability to terminate or sell derivatives positions, the potential need to sell securities at disadvantageous times to meet margin or segregation requirements, the potential inability to recover margin or other amounts deposited from a counterparty, and the potential failure of the other party to the instrument to meet its obligations. Leveraging can result in volatility in the fund’s performance and losses in excess of the amounts invested. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. By investing in open-end or closed-end investment companies and ETFs, the fund is indirectly exposed to the risks associated with direct ownership of the securities held by those investment companies or ETFs. Certain investments are not as readily traded as conventional securities, and the fund may be unable to sell these investments when it considers it desirable to do so. Frequent trading may cause the fund to experience increased brokerage commissions and other transaction costs, and the fund may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. You can lose money by investing in the fund.

12 PanAgora Market Neutral Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. Treasury Index is an unmanaged index of fixed-rate, nominal debt issued by the U.S. Treasury.

FTSE World Government Bond Index (WGBI) ex-U.S. (Hedged) Index is an unmanaged index that represents the world bond market, excluding the United States.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

MSCI Emerging Markets Index (ND) is a free float-adjusted market capitalization index that is designed to measure equity market performance in global emerging

PanAgora Market Neutral Fund 13

markets. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI World ex-U.S. Index (ND) is an unmanaged index of equity securities from developed countries, excluding the United States. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 2000 Index is an unmanaged index of 2,000 small companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

S&P GSCI Index is a composite index of commodity sector returns that represents a broadly diversified, unleveraged, long-only position in commodity futures.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

14 PanAgora Market Neutral Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of February 28, 2019, Putnam employees had approximately $493,000,000 and the Trustees had approximately $68,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

PanAgora Market Neutral Fund 15

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16 PanAgora Market Neutral Fund

The fund’s portfolio 2/28/19 (Unaudited)

INVESTMENT COMPANIES (8.6%)*	Shares	Value
State Street Institutional U.S. Government Money Market Fund	948,333	$948,333
Total investment companies (cost $948,333)		$948,333

SHORT-TERM INVESTMENTS (92.3%)*	Principal amount	Value
U.S. Treasury Bills with effective yields ranging from 2.404%
to 2.468%, 5/23/19	$5,150,000	$5,121,563
U.S. Treasury Bills with effective yields ranging from 2.474%
to 2.577%, 9/12/19 Δ	5,150,000	5,081,934
Total short-term investments (cost $10,202,384)		$10,203,497

TOTAL INVESTMENTS
Total investments (cost $11,150,717)		$11,151,830

Key to holding’s abbreviations

ADR/Adr	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF/Etf	Exchange Traded Fund
GDR/Gdr	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR/Nvdr	Non-voting Depository Receipts
OTC	Over-the-counter
PJSC/Pjsc	Public Joint Stock Company
SPDR/Spdr	S&P Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $11,056,936.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,025,804 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

At the close of the reporting period, the fund maintained liquid assets totaling $8,523 to cover certain derivative contracts.

The dates shown on debt obligations are the original maturity dates.

PanAgora Market Neutral Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$48,030	$47,641	$—	1/29/20	(Federal Funds	3I Group Plc —	$(397)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,181	12,533	—	1/27/20	(Federal Funds	Aboitiz Power	(652)
				Effective Rate US	Corp — Monthly
				plus 0.75%) —
				Monthly
68,426	67,948	—	1/29/20	(Federal Funds	Advance Auto Parts	(489)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
190,170	192,324	—	1/29/20	(Federal Funds	Agilent	2,127
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
12,227	11,035	—	1/28/20	(Federal Funds	Airasia Group Bhd —	(1,195)
				Effective Rate US	Monthly
				plus 0.75%) —
				Monthly
81,014	81,084	—	1/29/20	(Federal Funds	Akamai	58
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
45,452	46,148	—	1/29/20	(Federal Funds	Alexion	689
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
18,062	17,770	—	1/29/20	(Federal Funds	Alfa Sab De Cv —	(295)
				Effective Rate US	Monthly
				plus 0.90%) —
				Monthly
78,391	78,684	—	1/27/20	(Federal Funds	Alfresa Holdings	276
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
44,409	45,070	—	1/29/20	(Federal Funds	Allegion Plc —	655
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
39,207	39,523	—	1/29/20	(Federal Funds	Allergan Plc —	310
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
194,096	186,624	—	1/29/20	(Federal Funds	Allison Transmission	(7,501)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly

18 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$98,737	$99,136	$—	1/29/20	(Federal Funds	Alphabet Inc —	$385
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
49,249	48,388	—	1/27/20	(Federal Funds	Amada Holdings Co	(871)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
129,276	129,547	—	1/29/20	(Federal Funds	Amazon.Com Inc —	252
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,594	44,928	—	1/29/20	(Federal Funds	American Express	327
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
54,890	54,460	—	1/29/20	(Federal Funds	American National	(437)
				Effective Rate US	Insurance Co —
				plus 0.25%) —	Monthly
				Monthly
128,904	129,524	—	1/29/20	(Federal Funds	Ameriprise Financial	601
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
64,016	64,380	—	1/29/20	(Federal Funds	Ametek Inc —	354
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,918	20,556	—	1/28/20	(Federal Funds	Ammb Holdings	(368)
				Effective Rate US	Bhd — Monthly
				plus 0.75%) —
				Monthly
11,212	11,720	—	1/29/20	(Federal Funds	Anta Sports	507
				Effective Rate US	Products Ltd —
				plus 0.25%) —	Monthly
				Monthly
45,391	43,004	—	1/29/20	(Federal Funds	Anthem Inc —	(2,393)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,948	11,621	—	1/29/20	(Federal Funds	Arcosa Inc —	672
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,030	32,905	—	1/29/20	(Federal Funds	Arkema — Monthly	(130)
				Effective Rate US
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$34,142	$33,509	$—	1/27/20	(Federal Funds	Asahi Group	$(640)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
49,548	49,021	—	1/29/20	(Federal Funds	Ashtead Group	(534)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
32,268	32,837	—	1/29/20	(Federal Funds	Asm Pacific	565
				Effective Rate US	Technology Ltd —
				plus 0.25%) —	Monthly
				Monthly
44,047	45,625	—	1/29/20	(Federal Funds	Assurant Inc —	1,574
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,064	16,824	—	1/27/20	(Federal Funds	Astra International	(1,245)
				Effective Rate US	Tbk Pt — Monthly
				plus 0.75%) —
				Monthly
65,119	64,163	—	1/29/20	(Federal Funds	Astrazeneca Plc —	492
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
80,998	82,222	—	1/29/20	(Federal Funds	Atlassian Corp Plc —	1,212
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
26,807	26,590	—	1/29/20	(Federal Funds	Avista Corp —	(221)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
57,784	57,926	—	1/29/20	(Federal Funds	Axis Capital	134
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
18,628	18,692	—	1/29/20	(Federal Funds	Baidu Inc Adr —	62
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,853	22,765	—	1/27/20	(Federal Funds	Banco Btg Pactual	906
				Effective Rate US	Sa — Monthly
				plus 0.65%) —
				Monthly
30,162	29,996	—	1/29/20	(Federal Funds	Bank Leumi Le-	(170)
				Effective Rate US	Israel Bm — Monthly
				plus 0.70%) —
				Monthly

20 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,996	$16,790	$—	1/29/20	(Federal Funds	Bank Of	$(208)
				Effective Rate US	Communications Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
52,520	53,644	—	1/29/20	(Federal Funds	Barratt	1,116
				Effective Rate US	Developments Plc —
				plus 0.25%) —	Monthly
				Monthly
22,994	22,800	—	1/29/20	(Federal Funds	Bemis Co Inc —	(197)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
52,611	51,630	—	1/27/20	(Federal Funds	Benesse Holdings	(992)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
20,736	20,036	—	1/27/20	(Federal Funds	Bid Corp Ltd —	(706)
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
23,593	23,168	—	1/29/20	(Federal Funds	Bim Birlesik	(429)
				Effective Rate US	Magazalar As —
				plus 0.70%) —	Monthly
				Monthly
47,194	47,115	—	1/29/20	(Federal Funds	Bluescope Steel	(87)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
80,233	82,712	—	1/29/20	(Federal Funds	Boeing Co/The —	2,468
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
154,841	150,866	—	1/29/20	(Federal Funds	Borgwarner Inc —	(3,366)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,922	13,406	—	1/29/20	(Federal Funds	Braskem Sa Adr —	(518)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
42,644	43,726	—	1/29/20	(Federal Funds	British Land Co Plc/	1,076
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
83,993	85,858	—	1/29/20	(Federal Funds	Bruker Corp —	1,853
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 21

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$195,540	$195,165	$—	1/29/20	(Federal Funds	Cadence Design	$(404)
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
92,145	95,198	—	1/29/20	(Federal Funds	Capital One	3,039
				Effective Rate US	Financial Corp —
				plus 0.25%) —	Monthly
				Monthly
42,828	42,818	—	1/29/20	(Federal Funds	Capri Holdings	(16)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
39,191	38,525	—	1/29/20	(Federal Funds	Carnival Plc —	(672)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,541	44,336	—	1/29/20	(Federal Funds	Cbre Group Inc —	(211)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
107,560	106,002	—	1/29/20	(Federal Funds	Cdw Corp/De —	(1,574)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,586	41,311	—	1/29/20	(Federal Funds	Celgene Corp —	(3,282)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
45,337	45,201	—	1/29/20	(Federal Funds	Chevron Corp —	(143)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,871	26,133	—	1/29/20	(Federal Funds	China	259
				Effective Rate US	Communications
				plus 0.25%) —	Services Corp Ltd —
				Monthly	Monthly
17,536	17,493	—	1/30/20	(Federal Funds	China Development	(47)
				Effective Rate US	Financial Holding
				plus 0.35%) —	Company —
				Monthly	Monthly
11,634	11,458	—	1/29/20	(Federal Funds	China Hongqiao	(177)
				Effective Rate US	Group Ltd —
				plus 0.25%) —	Monthly
				Monthly
17,258	17,297	—	1/30/20	(Federal Funds	China Life Insurance	35
				Effective Rate US	Co Ltd/Taiwan —
				plus 0.35%) —	Monthly
				Monthly

22 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,826	$17,516	$—	1/29/20	(Federal Funds	China National	$(313)
				Effective Rate US	Building Material Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
28,360	27,751	—	1/29/20	(Federal Funds	China Railway Group	(613)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
22,309	22,097	—	1/29/20	(Federal Funds	China Resources	(216)
				Effective Rate US	Pharmaceutical
				plus 0.25%) —	Group Ltd —
				Monthly	Monthly
11,451	11,374	—	1/29/20	(Federal Funds	China Resources	(79)
				Effective Rate US	Power Holdings Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
136,005	136,095	—	1/29/20	(Federal Funds	Citrix Systems Inc —	70
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
42,404	42,500	—	1/29/20	(Federal Funds	Civitas Solutions	89
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
31,857	31,931	—	1/29/20	(Federal Funds	Ck Hutchison	69
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
49,140	49,160	—	1/29/20	(Federal Funds	Cnh Industrial Nv —	13
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,280	8,106	—	1/29/20	(Federal Funds	Colbun Sa —	(176)
				Effective Rate US	Monthly
				plus 1.25%) —
				Monthly
85,236	83,390	—	1/29/20	(Federal Funds	Columbia	(1,860)
				Effective Rate US	Sportswear Co —
				plus 0.25%) —	Monthly
				Monthly
8,906	8,880	—	1/29/20	(Federal Funds	Com2uS Corp —	(27)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
150,111	151,397	—	1/29/20	(Federal Funds	Comerica Inc —	1,264
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,960	$36,873	$—	1/29/20	(Federal Funds	Compugroup	$(92)
				Effective Rate US	Medical Se —
				plus 0.25%) —	Monthly
				Monthly
55,368	54,969	—	1/29/20	(Federal Funds	Computershare	(407)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
54,279	54,212	—	1/29/20	(Federal Funds	Csx Corp — Monthly	104
				Effective Rate US
				plus 0.25%) —
				Monthly
178,607	177,204	—	1/29/20	(Federal Funds	Cummins Inc —	(1,430)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
89,845	88,923	—	1/29/20	(Federal Funds	Cypress	(935)
				Effective Rate US	Semiconductor
				plus 0.25%) —	Corp — Monthly
				Monthly
19,814	19,766	—	1/29/20	(Federal Funds	Dah Sing Financial	(51)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
61,718	59,205	—	1/27/20	(Federal Funds	Daito Trust	(2,526)
				Effective Rate US	Construction Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
55,757	56,279	—	1/29/20	(Federal Funds	Darden Restaurants	514
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
48,944	52,244	—	1/29/20	(Federal Funds	Dassault Aviation	3,293
				Effective Rate US	Sa — Monthly
				plus 0.25%) —
				Monthly
61,098	60,118	—	1/29/20	(Federal Funds	Dell Technologies	(989)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
65,421	64,012	—	1/29/20	(Federal Funds	Delphi Technologies	(1,419)
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
25,006	24,938	—	1/30/20	(Federal Funds	Delta Electronics	(73)
				Effective Rate US	Inc — Monthly
				plus 0.35%) —
				Monthly

24 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$55,237	$54,577	$—	1/29/20	(Federal Funds	Deutsche Wohnen	$(668)
				Effective Rate US	Se — Monthly
				plus 0.25%) —
				Monthly
45,064	45,647	—	1/29/20	(Federal Funds	Direct Line	576
				Effective Rate US	Insurance Group
				plus 0.25%) —	Plc — Monthly
				Monthly
7,830	7,318	—	1/27/20	(Federal Funds	Dmci Holdings Inc —	(514)
				Effective Rate US	Monthly
				plus 0.75%) —
				Monthly
50,830	50,479	—	1/29/20	(Federal Funds	Dolby Laboratories	(358)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
19,590	19,485	—	1/29/20	(Federal Funds	Doosan Bobcat	(107)
				Effective Rate US	Inc — Monthly
				plus 0.35%) —
				Monthly
45,610	45,265	—	1/29/20	(Federal Funds	Dover Corp —	(112)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
77,199	76,963	—	1/29/20	(Federal Funds	E*Trade Financial	(247)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
123,796	123,637	—	1/29/20	(Federal Funds	East West Bancorp	(177)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
50,022	45,781	—	1/29/20	(Federal Funds	Easyjet Plc —	(2,062)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
35,416	35,099	—	1/29/20	(Federal Funds	Eaton Corp Plc —	(322)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,626	7,489	—	1/29/20	(Federal Funds	Ecopetrol Sa Adr —	(138)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
97,361	95,551	—	1/29/20	(Federal Funds	Edgewell Personal	(1,824)
				Effective Rate US	Care Co — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,765	$8,729	$—	1/29/20	(Federal Funds	Emaar Properties	$(38)
				Effective Rate US	Pjsc — Monthly
				plus 1.20%) —
				Monthly
12,043	11,811	—	1/29/20	(Federal Funds	Empresas Cmpc	(234)
				Effective Rate US	Sa — Monthly
				plus 1.25%) —
				Monthly
154,743	151,410	—	1/29/20	(Federal Funds	Encompass Health	(3,356)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
19,893	16,856	—	1/29/20	(Federal Funds	Enel Americas Sa	(3,039)
				Effective Rate US	Adr — Monthly
				plus 0.25%) —
				Monthly
50,843	51,006	—	1/29/20	(Federal Funds	Estee Lauder Cos	295
				Effective Rate US	Inc/The — Monthly
				plus 0.25%) —
				Monthly
22,810	22,767	—	1/29/20	(Federal Funds	Esterline	(46)
				Effective Rate US	Technologies
				plus 0.25%) —	Corp — Monthly
				Monthly
108,471	106,744	—	1/29/20	(Federal Funds	Evercore Inc —	(1,743)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
106,397	108,236	—	1/29/20	(Federal Funds	Extended Stay	1,824
				Effective Rate US	America Inc —
				plus 0.25%) —	Monthly
				Monthly
46,488	46,707	—	1/29/20	(Federal Funds	Exxon Mobil Corp —	212
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
4,348	4,206	—	1/26/20	(Federal Funds	Ezdan Holding	(143)
				Effective Rate US	Group Qsc —
				plus 1.20%) —	Monthly
				Monthly
40,427	40,307	—	1/29/20	(Federal Funds	Faurecia Sa —	(126)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
115,799	116,305	—	1/29/20	(Federal Funds	Fifth Third	488
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly

26 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$87,247	$87,282	$—	1/29/20	(Federal Funds	Finisar Corp —	$(539)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
137,409	137,959	—	1/29/20	(Federal Funds	First Citizens	530
				Effective Rate US	Bancshares Inc/
				plus 0.25%) —	Nc — Monthly
				Monthly
96,088	95,859	—	1/29/20	(Federal Funds	First Data Corp —	(243)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
126,143	127,467	—	1/29/20	(Federal Funds	First Hawaiian Inc —	1,306
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,477	20,392	—	1/29/20	(Federal Funds	Fomento	(89)
				Effective Rate US	Economico
				plus 0.25%) —	Mexicano Sab De Cv
				Monthly	Adr — Monthly
29,044	26,515	—	1/29/20	(Federal Funds	Fonterra Co-	(2,537)
				Effective Rate US	Operative Group
				plus 0.25%) —	Ltd — Monthly
				Monthly
43,899	44,461	—	1/29/20	(Federal Funds	Foot Locker Inc —	563
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,033	23,681	—	1/29/20	(Federal Funds	Ford Otomotiv	(1,357)
				Effective Rate US	Sanayi As — Monthly
				plus 0.70%) —
				Monthly
13,899	13,712	—	1/30/20	(Federal Funds	Formosa Chemicals	(191)
				Effective Rate US	& Fibre Corp —
				plus 0.35%) —	Monthly
				Monthly
10,226	11,616	—	1/29/20	(Federal Funds	Frontdoor Inc —	1,389
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,446	13,594	—	1/29/20	(Federal Funds	Fuchs Petrolub Se —	146
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,980	38,266	—	1/27/20	(Federal Funds	Fukuoka Financial	(722)
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24,994	$24,299	$—	1/29/20	(Federal Funds	Fuyao	$(699)
				Effective Rate US	Glass Industry
				plus 0.25%) —	Group Co Ltd —
				Monthly	Monthly
159,460	160,239	—	1/29/20	(Federal Funds	Gallagher (Arthur J.)	1,613
				Effective Rate US	& Co. — Monthly
				plus 0.25%) —
				Monthly
196,777	198,180	—	1/29/20	(Federal Funds	Gardner Denver	1,373
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
53,285	53,489	—	1/29/20	(Federal Funds	Garmin Ltd —	196
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,114	23,871	—	1/29/20	(Federal Funds	Garrett Motion Inc —	(246)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,290	18,290	—	1/29/20	(Federal Funds	Gates Industrial	(4)
				Effective Rate US	Corp Plc — Monthly
				plus 0.25%) —
				Monthly
110,127	109,689	—	1/29/20	(Federal Funds	Gilead Sciences	(455)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,223	11,340	—	1/29/20	(Federal Funds	Grupo Aval Acciones	155
				Effective Rate US	Y Valores Sa —
				plus 0.25%) —	Monthly
				Monthly
16,932	16,868	—	1/29/20	(Federal Funds	Grupo Financiero	(68)
				Effective Rate US	Banorte Sab De
				plus 0.90%) —	Cv — Monthly
				Monthly
16,937	17,067	—	1/29/20	(Federal Funds	Gs Retail Co Ltd —	128
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
7,963	7,758	—	1/29/20	(Federal Funds	Guangzhou	(206)
				Effective Rate US	Baiyunshan
				plus 0.25%) —	Pharmaceutical
				Monthly	Holdings Co Ltd —
					Monthly
17,657	18,212	—	1/27/20	(Federal Funds	Gudang Garam Tbk	551
				Effective Rate US	Pt — Monthly
				plus 0.75%) —
				Monthly

28 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$117,085	$117,921	$—	1/29/20	(Federal Funds	Hartford Financial	$819
				Effective Rate US	Services Group Inc/
				plus 0.25%) —	The — Monthly
Monthly
94,526	93,461	—	1/29/20	(Federal Funds	Hd Supply Holdings	(1,079)
				Effective Rate US	Inc — Monthly
plus 0.25%) —
Monthly
7,786	7,733	—	1/30/20	(Federal Funds	Highwealth	(54)
				Effective Rate US	Construction
				plus 0.35%) —	Corp — Monthly
Monthly
47,374	44,935	—	1/27/20	(Federal Funds	Hitachi	(2,450)
				Effective Rate US	Construction
				plus 0.25%) —	Machinery Co Ltd —
				Monthly	Monthly
38,960	38,890	—	1/29/20	(Federal Funds	Hochtief Ag —	(75)
				Effective Rate US	Monthly
plus 0.25%) —
Monthly
11,148	10,831	—	1/27/20	(Federal Funds	Home Product	(319)
				Effective Rate US	Center Pcl Nvdr —
				plus 0.75%) —	Monthly
Monthly
175,931	176,102	—	1/29/20	(Federal Funds	Honeywell	146
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
Monthly
21,426	21,301	—	1/28/20	(Federal Funds	Hong Leong	(130)
				Effective Rate US	Financial Group
				plus 0.75%) —	Bhd — Monthly
Monthly
9,222	8,465	—	1/29/20	(Federal Funds	Hua Hong	(758)
				Effective Rate US	Semiconductor
				plus 0.25%) —	Ltd — Monthly
Monthly
14,435	14,373	—	1/29/20	(Federal Funds	Hyundai	(64)
				Effective Rate US	Department Store
				plus 0.35%) —	Co Ltd — Monthly
Monthly
18,292	18,296	—	1/29/20	(Federal Funds	Hyundai Heavy	1
				Effective Rate US	Industries Holdings
				plus 0.35%) —	Co Ltd — Monthly
Monthly
21,057	20,917	—	1/29/20	(Federal Funds	Hyundai Marine &	(143)
				Effective Rate US	Fire Insurance Co
				plus 0.35%) —	Ltd — Monthly
Monthly

PanAgora Market Neutral Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$56,648	$56,998	$—	1/29/20	(Federal Funds	Incyte Corp —	$342
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,588	12,722	—	1/27/20	(Federal Funds	Indorama Ventures	131
				Effective Rate US	Pcl Nvdr — Monthly
				plus 0.75%) —
				Monthly
88,578	88,396	—	1/29/20	(Federal Funds	Integrated Device	(196)
				Effective Rate US	Technology Inc —
				plus 0.25%) —	Monthly
				Monthly
10,554	10,516	—	1/29/20	(Federal Funds	Inter Rao Ues Pjsc —	(40)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
715	717	—	3/06/20	(Federal Funds	Interconexion	2
				Effective Rate US	Electrica Sa Esp —
				plus 1.15%) —	Monthly
				Monthly
12,263	12,295	—	1/30/20	(Federal Funds	Inventec Corp —	30
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
51,277	54,833	—	1/29/20	(Federal Funds	Ipsen Sa — Monthly	3,548
				Effective Rate US
				plus 0.25%) —
				Monthly
30,261	29,586	—	1/29/20	(Federal Funds	Israel Discount Bank	(680)
				Effective Rate US	Ltd — Monthly
				plus 0.70%) —
				Monthly
58,883	58,049	—	1/29/20	(Federal Funds	Itt Inc — Monthly	(843)
				Effective Rate US
				plus 0.25%) —
				Monthly
67,964	61,686	—	1/28/20	(Federal Funds	Jardine Cycle &	(6,294)
				Effective Rate US	Carriage Ltd —
				plus 0.55%) —	Monthly
				Monthly
29,909	28,620	—	1/27/20	(Federal Funds	Jbs Sa — Monthly	(1,297)
				Effective Rate US
				plus 0.65%) —
				Monthly
49,696	48,893	—	1/27/20	(Federal Funds	Jtekt Corp —	(814)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

30 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,353	$23,185	$—	1/29/20	(Federal Funds	Kaisa Group	$(171)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
64,374	64,919	—	1/27/20	(Federal Funds	Kamigumi Co Ltd —	530
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,643	41,530	—	1/29/20	(Federal Funds	Keysight	(119)
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
92,449	91,712	—	1/29/20	(Federal Funds	Kimberly-Clark	(752)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
162,916	162,032	—	1/29/20	(Federal Funds	Kla-Tencor Corp —	(910)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
97,184	96,386	—	1/29/20	(Federal Funds	Koninklijke Ahold	(812)
				Effective Rate US	Delhaize Nv —
				plus 0.25%) —	Monthly
				Monthly
9,733	9,221	—	1/29/20	(Federal Funds	Korea Gas Corp —	(513)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
11,278	11,183	—	1/29/20	(Federal Funds	Korea Investment	(97)
				Effective Rate US	Holdings Co Ltd —
				plus 0.35%) —	Monthly
				Monthly
19,195	18,549	—	1/29/20	(Federal Funds	Kumho	(648)
				Effective Rate US	Petrochemical Co
				plus 0.35%) —	Ltd — Monthly
				Monthly
33,883	33,099	—	1/27/20	(Federal Funds	Kyocera Corp —	(791)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
26,628	25,330	—	1/29/20	(Federal Funds	L Brands Inc —	(1,302)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
48,488	49,126	—	1/29/20	(Federal Funds	L3 Technologies	828
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$86,250	$86,638	$—	1/29/20	(Federal Funds	Lamb Weston	$376
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
32,558	31,470	—	1/29/20	(Federal Funds	Lanxess Ag —	(1,092)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
107,724	104,500	—	1/29/20	(Federal Funds	Lennar Corp —	(3,239)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,939	8,863	—	1/29/20	(Federal Funds	Lg Household &	(77)
				Effective Rate US	Health Care Ltd —
				plus 0.35%) —	Monthly
				Monthly
11,497	11,394	—	1/29/20	(Federal Funds	Logan Property	(105)
				Effective Rate US	Holdings Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
25,774	25,230	—	1/29/20	(Federal Funds	Longfor Group	(548)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
50,309	50,338	—	1/29/20	(Federal Funds	Lowe’S Cos Inc —	21
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
121,204	118,394	—	1/29/20	(Federal Funds	Lpl Financial	(2,828)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
19,372	19,365	—	1/29/20	(Federal Funds	Ls Corp — Monthly	(10)
				Effective Rate US
				plus 0.35%) —
				Monthly
8,753	8,529	—	1/29/20	(Federal Funds	Ls Industrial	(225)
				Effective Rate US	Systems Co Ltd —
				plus 0.35%) —	Monthly
				Monthly
53,899	48,873	—	1/29/20	(Federal Funds	Lsc	(5,035)
				Effective Rate US	Communications
				plus 0.25%) —	Inc — Monthly
				Monthly
43,106	43,076	—	1/29/20	(Federal Funds	Luxoft Holding Inc —	(36)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

32 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,963	$9,529	$—	1/29/20	(Federal Funds	Maanshan Iron	$(436)
				Effective Rate US	& Steel Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
10,776	10,660	—	1/29/20	(Federal Funds	Magnitogorsk Iron &	(118)
				Effective Rate US	Steel Works Pjsc —
				plus 1.20%) —	Monthly
				Monthly
18,511	17,881	—	1/28/20	(Federal Funds	Malaysia Airports	(635)
				Effective Rate US	Holdings Bhd —
				plus 0.75%) —	Monthly
				Monthly
2,957	2,881	—	1/29/20	(Federal Funds	Marriott	(68)
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
180,992	181,614	—	1/29/20	(Federal Funds	Mastercard Inc —	596
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
45,061	45,156	—	1/29/20	(Federal Funds	Maxwell	89
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
41,862	42,321	—	1/29/20	(Federal Funds	Mbt Financial	453
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
87,356	88,177	—	1/29/20	(Federal Funds	Medibank Private	809
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
19,241	19,904	—	1/29/20	(Federal Funds	Medy-Tox Inc —	660
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
151,230	153,059	—	1/29/20	(Federal Funds	Metlife Inc —	1,807
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,150	37,814	—	1/29/20	(Federal Funds	Metso Oyj —	(341)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,294	8,484	—	1/29/20	(Federal Funds	Mexichem Sab De	(812)
				Effective Rate US	Cv — Monthly
				plus 0.90%) —
				Monthly

PanAgora Market Neutral Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$35,098	$33,399	$—	1/29/20	(Federal Funds	Micron Technology	$(1,705)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
45,247	44,354	—	1/27/20	(Federal Funds	Mitsubishi Motors	(903)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
9,329	8,956	—	1/29/20	(Federal Funds	Momo Inc Adr —	(374)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,570	18,304	—	1/27/20	(Federal Funds	Mondi Ltd —	(1,272)
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
97,732	98,753	—	1/29/20	(Federal Funds	Motorola Solutions	1,007
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
54,009	52,747	—	1/29/20	(Federal Funds	Netapp Inc —	(1,270)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,893	9,822	—	1/29/20	(Federal Funds	Netease Inc Adr —	(72)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,032	7,745	—	1/29/20	(Federal Funds	New China Life	(287)
				Effective Rate US	Insurance Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
63,680	61,933	—	1/29/20	(Federal Funds	Nexeo Solutions	(1,752)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
20,227	19,939	—	1/29/20	(Federal Funds	Nexteer Automotive	(290)
				Effective Rate US	Group Ltd —
				plus 0.25%) —	Monthly
				Monthly
46,676	45,787	—	1/27/20	(Federal Funds	Ngk Insulators Ltd —	(900)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
57,229	57,182	—	1/29/20	(Federal Funds	Nike Inc — Monthly	(55)
				Effective Rate US
				plus 0.25%) —
				Monthly

34 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$94,407	$93,774	$—	1/29/20	(Federal Funds	Norfolk Southern	$(647)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
24,250	23,914	—	1/30/20	(Federal Funds	Novatek	(342)
				Effective Rate US	Microelectronics
				plus 0.35%) —	Corp — Monthly
				Monthly
12,741	12,582	—	1/29/20	(Federal Funds	Novolipetsk Steel	(160)
				Effective Rate US	Pjsc Gdr — Monthly
				plus 0.25%) —
				Monthly
41,257	41,029	—	1/29/20	(Federal Funds	Nutrisystem Inc —	(234)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
71,062	71,530	—	1/29/20	(Federal Funds	Nvent Electric Plc —	458
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
65,824	65,500	—	1/29/20	(Federal Funds	Nvr Inc — Monthly	(334)
				Effective Rate US
				plus 0.25%) —
				Monthly
35,851	33,886	—	1/29/20	(Federal Funds	Nws Holdings Ltd —	(1,971)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,372	23,652	—	1/29/20	(Federal Funds	Nxp	(724)
				Effective Rate US	Semiconductors
				plus 0.25%) —	Nv — Monthly
				Monthly
57,906	57,294	—	1/27/20	(Federal Funds	Obic Co Ltd —	(624)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
77,054	76,131	—	1/29/20	(Federal Funds	Onemain Holdings	(934)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
24,908	25,384	—	1/29/20	(Federal Funds	Owens Realty	473
				Effective Rate US	Mortgage Inc —
				plus 0.25%) —	Monthly
				Monthly
72,621	72,128	—	1/29/20	(Federal Funds	Pacific Biosciences	(504)
				Effective Rate US	Of California Inc —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,949	$17,199	$—	4/13/20	(Federal Funds	Pakistan Petroleum	$247
				Effective Rate US	Ltd — Monthly
				plus 0.75%) —
				Monthly
66,425	69,448	—	1/29/20	(Federal Funds	Palo Alto Networks	3,013
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
58,823	59,725	—	1/29/20	(Federal Funds	Paypal Holdings	893
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
71,174	72,018	—	1/29/20	(Federal Funds	Pegasystems Inc —	833
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
16,512	16,327	—	1/29/20	(Federal Funds	People’s Insurance	(187)
				Effective Rate US	Co Group Of China
				plus 0.25%) —	Ltd/The — Monthly
				Monthly
56,558	57,700	—	1/29/20	(Federal Funds	Persimmon Plc —	1,134
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,257	11,120	—	1/29/20	(Federal Funds	Perspecta Inc —	(139)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,971	21,306	—	1/27/20	(Federal Funds	Perusahaan Gas	(671)
				Effective Rate US	Negara Tbk —
				plus 0.75%) —	Monthly
				Monthly
21,020	20,863	—	1/27/20	(Federal Funds	Petrobras	(163)
				Effective Rate US	Distribuidora Sa —
				plus 0.65%) —	Monthly
				Monthly
36,382	36,919	—	1/29/20	(Federal Funds	Peugeot Sa —	532
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
59,389	59,089	—	1/29/20	(Federal Funds	Pilgrim’S Pride	(309)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
14,317	14,204	—	1/29/20	(Federal Funds	Ping An Insurance	(115)
				Effective Rate US	Group Co Of China
				plus 0.25%) —	Ltd — Monthly
				Monthly

36 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$32,092	$32,107	$—	1/29/20	(Federal Funds	Porsche Automobil	$10
				Effective Rate US	Holding Se —
				plus 0.25%) —	Monthly
				Monthly
88,226	89,858	—	1/29/20	(Federal Funds	Post Holdings Inc —	1,620
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,975	24,847	—	1/29/20	(Federal Funds	Powszechna Kasa	(132)
				Effective Rate US	Oszczednosci Bank
				plus 0.70%) —	Polski Sa — Monthly
				Monthly
91,195	92,767	—	1/29/20	(Federal Funds	Premier Inc —	1,559
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
55,406	54,695	—	1/29/20	(Federal Funds	Procter & Gamble	(719)
				Effective Rate US	Co/The — Monthly
				plus 0.25%) —
				Monthly
38,644	40,091	—	1/29/20	(Federal Funds	Prosiebensat.1	1,441
				Effective Rate US	Media Se — Monthly
				plus 0.25%) —
				Monthly
18,270	17,558	—	1/27/20	(Federal Funds	Ptt Global Chemical	(717)
				Effective Rate US	Pcl Nvdr — Monthly
				plus 0.75%) —
				Monthly
59,290	59,904	—	1/29/20	(Federal Funds	Pure Storage Inc —	606
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
74,674	75,633	—	1/29/20	(Federal Funds	Qantas Airways	948
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
66,797	66,090	—	1/29/20	(Federal Funds	Ralph Lauren	(717)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
92,512	91,416	—	1/29/20	(Federal Funds	Raymond James	(1,110)
				Effective Rate US	Financial Inc —
				plus 0.25%) —	Monthly
				Monthly
45,563	45,650	—	1/29/20	(Federal Funds	Red Hat Inc —	81
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$55,399	$55,918	$—	1/29/20	(Federal Funds	Reinsurance Group	$510
				Effective Rate US	Of America Inc —
				plus 0.25%) —	Monthly
				Monthly
26,516	26,060	—	1/29/20	(Federal Funds	Resideo	(460)
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
44,567	44,538	—	1/29/20	(Federal Funds	Ringcentral Inc —	(36)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,153	20,873	—	1/27/20	(Federal Funds	Rmb Holdings Ltd —	(284)
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
115,156	116,196	—	1/29/20	(Federal Funds	Robert Half	1,022
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
146,667	146,062	—	1/29/20	(Federal Funds	Rockwell	(627)
				Effective Rate US	Automation Inc —
				plus 0.25%) —	Monthly
				Monthly
164,623	165,478	—	1/29/20	(Federal Funds	Ross Stores Inc —	831
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
29,451	28,498	—	1/29/20	(Federal Funds	Royal Unibrew	(958)
				Effective Rate US	A/S — Monthly
				plus 0.25%) —
				Monthly
81,106	82,206	—	1/29/20	(Federal Funds	Sabre Corp —	1,088
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
64,448	64,419	—	1/29/20	(Federal Funds	Sage Group Plc/	(39)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
40,480	40,514	—	1/27/20	(Federal Funds	Sankyo Co Ltd —	25
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,930	20,109	—	1/27/20	(Federal Funds	Sanlam Ltd —	(826)
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly

38 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,539	$8,560	$—	1/27/20	(Federal Funds	Santam Ltd —	$19
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
26,759	26,728	—	1/29/20	(Federal Funds	Santos Ltd —	(35)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
50,552	48,705	—	1/29/20	(Federal Funds	Schneider National	(1,854)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
44,052	43,076	—	1/27/20	(Federal Funds	Sega Sammy	(986)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
13,825	13,519	—	1/29/20	(Federal Funds	Severstal Pjsc Gdr —	(308)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,960	44,747	—	1/27/20	(Federal Funds	Shionogi & Co Ltd —	(223)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
46,936	46,587	—	1/27/20	(Federal Funds	Shizuoka Bank Ltd/	(359)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
19,727	19,161	—	1/29/20	(Federal Funds	Sinopec	(569)
				Effective Rate US	Engineering Group
				plus 0.25%) —	Co Ltd — Monthly
				Monthly
8,669	8,186	—	1/29/20	(Federal Funds	Sinotruk Hong Kong	(484)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
24,729	25,979	—	1/29/20	(Federal Funds	Societe Generale	1,247
				Effective Rate US	Sa — Monthly
				plus 0.25%) —
				Monthly
31,162	31,317	—	1/29/20	(Federal Funds	Sonic Healthcare	150
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
52,098	52,649	—	1/29/20	(Federal Funds	Sonova Holding	543
				Effective Rate US	Ag — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 39

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$22,492	$22,115	$—	1/27/20	(Federal Funds	Spar Group Ltd/	$(383)
				Effective Rate US	The — Monthly
				plus 0.60%) —
				Monthly
44,019	43,960	—	1/29/20	(Federal Funds	Spark Therapeutics	(64)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
141,304	139,787	—	1/29/20	(Federal Funds	State Street Corp —	(1,538)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,161	37,570	—	1/27/20	(Federal Funds	Sumitomo Electric	(599)
				Effective Rate US	Industries Ltd —
				plus 0.25%) —	Monthly
				Monthly
108,559	107,233	—	1/29/20	(Federal Funds	Swedish Match Ab —	(1,341)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
54,149	53,436	—	1/29/20	(Federal Funds	Symantec Corp —	(721)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
99,598	97,587	—	1/29/20	(Federal Funds	Tapestry Inc —	(2,026)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
190,236	190,956	—	1/29/20	(Federal Funds	Teledyne	692
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
94,146	94,708	—	1/29/20	(Federal Funds	Telephone & Data	548
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
138,566	141,821	—	1/29/20	(Federal Funds	Teradata Corp —	3,234
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,166	8,770	—	1/29/20	(Federal Funds	Ternium Sa Adr —	(397)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
57,313	57,124	—	1/29/20	(Federal Funds	Textron Inc —	(198)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

40 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$30,242	$29,569	$—	1/29/20	(Federal Funds	Tgs Nopec	$(677)
				Effective Rate US	Geophysical Co
				plus 0.25%) —	Asa — Monthly
				Monthly
51,556	49,156	—	1/27/20	(Federal Funds	Thk Co Ltd —	(2,412)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
61,602	59,986	—	1/29/20	(Federal Funds	Thor Industries	(1,626)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
33,367	32,737	—	1/27/20	(Federal Funds	Tokyo Century	(638)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
56,640	56,487	—	1/29/20	(Federal Funds	Travelers Cos Inc/	(161)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
43,183	43,183	—	1/29/20	(Federal Funds	Travelport	(6)
				Effective Rate US	Worldwide Ltd —
				plus 0.25%) —	Monthly
				Monthly
89,190	90,022	—	1/29/20	(Federal Funds	Treehouse Foods	819
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
18,038	18,190	—	1/29/20	(Federal Funds	Turkiye Is Bankasi	149
				Effective Rate US	As — Monthly
				plus 0.70%) —
				Monthly
11,525	11,168	—	1/29/20	(Federal Funds	Turkiye Sise Ve Cam	(359)
				Effective Rate US	Fabrikalari As —
				plus 0.70%) —	Monthly
				Monthly
44,620	44,241	—	1/29/20	(Federal Funds	Twenty-First	(386)
				Effective Rate US	Century Fox Inc —
				plus 0.25%) —	Monthly
				Monthly
55,531	55,432	—	1/29/20	(Federal Funds	Tyson Foods Inc —	230
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
99,582	95,058	—	1/29/20	(Federal Funds	Ucb Sa — Monthly	(4,538)
				Effective Rate US
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$116,841	$118,206	$—	1/29/20	(Federal Funds	Umpqua Holdings	$1,348
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
142,075	140,030	—	1/29/20	(Federal Funds	Union Pacific	(1,332)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
76,044	76,618	—	1/29/20	(Federal Funds	U.S. Cellular Corp —	563
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
98,550	95,034	—	1/29/20	(Federal Funds	Upm-Kymmene	(3,530)
				Effective Rate US	Oyj — Monthly
				plus 0.25%) —
				Monthly
134,233	136,913	—	1/29/20	(Federal Funds	Varian Medical	2,660
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
102,959	101,403	—	1/29/20	(Federal Funds	Veeva Systems Inc —	(1,572)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,568	40,721	—	1/29/20	(Federal Funds	Victrex Plc —	(853)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
169,243	170,486	—	1/29/20	(Federal Funds	Visa Inc — Monthly	1,218
				Effective Rate US
				plus 0.25%) —
				Monthly
74,744	85,131	—	1/29/20	(Federal Funds	Wabco Holdings	10,366
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
24,325	23,024	—	1/29/20	(Federal Funds	Wal-Mart De	(1,305)
				Effective Rate US	Mexico Sab De Cv —
				plus 0.90%) —	Monthly
				Monthly
55,661	55,830	—	1/29/20	(Federal Funds	Walmart Inc —	161
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
55,283	56,295	—	1/29/20	(Federal Funds	Waste Management	1,004
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

42 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,026	$12,497	$—	1/29/20	(Federal Funds	Weichai Power Co	$(531)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
119,953	118,538	—	1/29/20	(Federal Funds	Wesco International	(1,433)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
53,786	54,090	—	1/29/20	(Federal Funds	Western Alliance	296
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly
62,195	59,680	—	1/28/20	(Federal Funds	Wilmar International	(2,531)
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly
34,446	35,264	—	1/29/20	(Federal Funds	Wirecard Ag —	813
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
87,011	85,945	—	1/29/20	(Federal Funds	Ww Grainger Inc —	(1,079)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
46,131	46,111	—	1/29/20	(Federal Funds	Wyndham	(27)
				Effective Rate US	Destinations Inc —
				plus 0.25%) —	Monthly
				Monthly
102,556	100,566	—	1/29/20	(Federal Funds	Wyndham Hotels	(2,005)
				Effective Rate US	& Resorts Inc —
				plus 0.25%) —	Monthly
				Monthly
15,235	15,982	—	1/29/20	(Federal Funds	Yuhan Corp —	745
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
191,709	190,160	—	1/29/20	(Federal Funds	Yum China Holdings	(1,031)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
185,118	182,865	—	1/29/20	(Federal Funds	Zebra Technologies	(2,280)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
$51,553	$51,295	—	1/29/20	Federal Funds	2U Inc — Monthly	263
				Effective Rate US
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$57,161	$56,617	$—	1/29/20	Federal Funds	3M Co — Monthly	$550
				Effective Rate US
				minus 0.23% —
				Monthly
18,637	19,016	—	1/29/20	Federal Funds	3Sbio Inc — Monthly	(377)
				Effective Rate US
				minus 1.12% —
				Monthly
86,640	86,661	—	1/29/20	Federal Funds	Accenture Plc —	(9)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
29,807	29,504	—	1/27/20	Federal Funds	Aeon Co Ltd —	94
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
15,050	15,008	—	1/29/20	Federal Funds	Alibaba Group	44
				Effective Rate US	Holding Ltd Adr —
				minus 0.23% —	Monthly
				Monthly
63,885	63,318	—	1/29/20	Federal Funds	Alliance Data	577
				Effective Rate US	Systems Corp —
				minus 0.23% —	Monthly
				Monthly
7,380	7,357	—	1/29/20	Federal Funds	Aluminum Corp Of	25
				Effective Rate US	China Ltd — Monthly
				minus 0.40% —
				Monthly
46,984	47,227	—	1/29/20	Federal Funds	Ambu A/S —	(237)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
23,686	23,535	—	1/29/20	Federal Funds	Amcor Ltd/	154
				Effective Rate US	Australia — Monthly
				minus 0.45% —
				Monthly
36,905	36,343	—	1/29/20	Federal Funds	Amdocs Ltd —	566
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
172,745	176,527	—	1/29/20	Federal Funds	Amerco — Monthly	(3,761)
				Effective Rate US
				minus 0.23% —
				Monthly
165,835	163,339	—	1/29/20	Federal Funds	American	2,520
				Effective Rate US	International Group
				minus 0.23% —	Inc — Monthly
				Monthly

44 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,623	$20,983	$—	1/29/20	Federal Funds	Amorepacific	$642
				Effective Rate US	Corp — Monthly
				minus 0.40% —
				Monthly
60,342	60,218	—	1/29/20	Federal Funds	Analog Devices	(173)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
88,703	89,080	—	1/29/20	Federal Funds	Archer-Daniels-	(367)
				Effective Rate US	Midland Co —
				minus 0.23% —	Monthly
				Monthly
54,910	55,849	—	1/29/20	Federal Funds	Argenx Se Adr —	(932)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
40,962	41,270	—	1/27/20	Federal Funds	Asics Corp —	(299)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
80,205	81,098	—	1/29/20	Federal Funds	Assured Guaranty	(884)
				Effective Rate US	Ltd — Monthly
				minus 0.23% —
				Monthly
11,019	10,498	—	1/30/20	Federal Funds	Asustek Computer	522
				Effective Rate US	Inc — Monthly
				minus 0.40% —
				Monthly
111,701	110,525	—	1/29/20	Federal Funds	Autoliv Inc —	1,177
				Effective Rate US	Monthly
				minus 0.84% —
				Monthly
132,700	132,830	—	1/29/20	Federal Funds	Automatic Data	(110)
				Effective Rate US	Processing Inc —
				minus 0.23% —	Monthly
				Monthly
69,521	68,722	—	1/29/20	Federal Funds	Autonation Inc —	807
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,184	18,109	—	1/27/20	Federal Funds	Bdo Unibank Inc —	76
				Effective Rate US	Monthly
				minus 2.50% —
				Monthly
168,139	167,996	—	1/29/20	Federal Funds	Bank Of Hawaii	(1,099)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,105	$33,138	$—	1/27/20	Federal Funds	Bank Of Kyoto Ltd/	$(27)
				Effective Rate US	The — Monthly
				minus 0.30% —
				Monthly
1,735	1,705	—	1/27/20	Federal Funds	Bank Of The	30
				Effective Rate US	Philippine Islands —
				minus 2.50% —	Monthly
				Monthly
10,071	9,860	—	1/27/20	Federal Funds	Banpu Pcl —	212
				Effective Rate US	Monthly
				minus 1.63% —
				Monthly
30,531	30,671	—	1/29/20	Federal Funds	Bawag Group Ag —	(136)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
101,728	101,483	—	1/29/20	Federal Funds	Baxter International	(2)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
16,278	16,015	—	1/27/20	Federal Funds	Bb Seguridade	267
				Effective Rate US	Participacoes Sa —
				minus 1.00% —	Monthly
				Monthly
6,457	6,502	—	1/29/20	Federal Funds	Bbmg Corp —	(44)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
106,370	106,233	—	1/29/20	Federal Funds	Becton Dickinson	149
				Effective Rate US	And Co — Monthly
				minus 0.23% —
				Monthly
21,414	21,186	—	1/29/20	Federal Funds	Beijing Enterprises	230
				Effective Rate US	Water Group Ltd —
				minus 0.40% —	Monthly
				Monthly
18,450	18,181	—	1/29/20	Federal Funds	Bgf Retail Co Ltd —	270
				Effective Rate US	Monthly
				minus 2.50% —
				Monthly
44,922	45,215	—	1/29/20	Federal Funds	Boston Scientific	(288)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
19,226	18,745	—	1/27/20	Federal Funds	Br Malls	484
				Effective Rate US	Participacoes Sa —
				minus 1.00% —	Monthly
				Monthly

46 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,353	$14,308	$—	1/29/20	Federal Funds	Brf Sa Adr — Monthly	$1,047
				Effective Rate US
				minus 1.45% —
				Monthly
10,447	9,796	—	1/29/20	Federal Funds	Brilliance China	652
				Effective Rate US	Automotive
				minus 0.40% —	Holdings Ltd —
				Monthly	Monthly
24,930	25,675	—	1/29/20	Federal Funds	Bristol-Myers	(742)
				Effective Rate US	Squibb Co —
				minus 0.23% —	Monthly
				Monthly
44,581	43,589	—	1/29/20	Federal Funds	British American	997
				Effective Rate US	Tobacco Plc —
				minus 0.30% —	Monthly
				Monthly
60,619	61,491	—	1/29/20	Federal Funds	Brown & Brown	(865)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
11,856	11,813	—	1/27/20	Federal Funds	Bumrungrad	44
				Effective Rate US	Hospital Pcl —
				minus 1.50% —	Monthly
				Monthly
85,565	84,388	—	1/29/20	Federal Funds	Bwx Technologies	1,187
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
41,996	41,514	—	1/29/20	Federal Funds	Caesars	486
				Effective Rate US	Entertainment
				minus 0.23% —	Corp — Monthly
				Monthly
162,044	136,968	—	1/29/20	Federal Funds	Cantel Medical	25,094
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
97,398	99,236	—	1/29/20	Federal Funds	Carmax Inc —	(1,826)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
100,210	98,512	—	1/29/20	Federal Funds	Carter’s Inc —	1,711
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,298	15,237	—	1/30/20	Federal Funds	Cathay Financial	63
				Effective Rate US	Holding Co Ltd —
				minus 0.50% —	Monthly
				Monthly

PanAgora Market Neutral Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,390	$15,395	$—	1/29/20	Federal Funds	Ccc Sa — Monthly	$(5)
				Effective Rate US
				minus 0.75% —
				Monthly
15,975	16,074	—	1/29/20	Federal Funds	Celltrion Healthcare	(111)
				Effective Rate US	Co Ltd — Monthly
				minus 14.00% —
				Monthly
42,912	43,606	—	1/29/20	Federal Funds	Centurylink Inc —	(689)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
129,524	128,996	—	1/29/20	Federal Funds	Charter	542
				Effective Rate US	Communications
				minus 0.23% —	Inc — Monthly
				Monthly
18,407	18,480	—	1/30/20	Federal Funds	Cheng Shin Rubber	(72)
				Effective Rate US	Industry Co Ltd —
				minus 1.74% —	Monthly
				Monthly
51,899	51,010	—	1/27/20	Federal Funds	Chiba Bank Ltd —	898
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
21,725	20,546	—	1/29/20	Federal Funds	China Everbright	1,182
				Effective Rate US	International Ltd —
				minus 0.40% —	Monthly
				Monthly
17,205	16,816	—	1/29/20	Federal Funds	China Merchants	390
				Effective Rate US	Port Holdings Co
				minus 0.40% —	Ltd — Monthly
				Monthly
22,092	21,440	—	1/29/20	Federal Funds	China Power	654
				Effective Rate US	International
				minus 0.48% —	Development Ltd —
				Monthly	Monthly
15,553	14,803	—	1/29/20	Federal Funds	China State	752
				Effective Rate US	Construction
				minus 0.40% —	International
				Monthly	Holdings Ltd —
					Monthly
6,944	6,974	—	1/29/20	Federal Funds	China Unicom Hong	(29)
				Effective Rate US	Kong Ltd — Monthly
				minus 0.40% —
				Monthly
13,026	12,719	—	1/29/20	Federal Funds	China Zhongwang	306
				Effective Rate US	Holdings Ltd —
				minus 4.83% —	Monthly
				Monthly

48 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$2,497	$2,502	$—	1/29/20	Federal Funds	Chongqing Rural	$(5)
				Effective Rate US	Commercial Bank
				minus 0.40% —	Co Ltd — Monthly
				Monthly
91,409	90,558	—	1/29/20	Federal Funds	Chr Hansen Holding	862
				Effective Rate US	A/S — Monthly
				minus 0.30% —
				Monthly
102,459	101,496	—	1/29/20	Federal Funds	Chubb Ltd —	978
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,014	10,020	—	1/30/20	Federal Funds	Chunghwa Telecom	(4)
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
162,560	165,280	—	1/29/20	Federal Funds	Cintas Corp —	(2,701)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,284	14,359	—	1/29/20	Federal Funds	Cj Logistics Corp —	(73)
				Effective Rate US	Monthly
				minus 1.88% —
				Monthly
104,907	107,145	—	1/29/20	Federal Funds	Cme Group Inc —	(2,227)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
54,611	55,405	—	1/29/20	Federal Funds	Coca-Cola Co/	(788)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
149,811	148,559	—	1/29/20	Federal Funds	Cognex Corp —	1,129
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
108,664	106,464	—	1/29/20	Federal Funds	Coherent Inc —	2,212
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
52,833	53,239	—	1/29/20	Federal Funds	Commerce	(400)
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
128,243	128,054	—	1/29/20	Federal Funds	Constellation	205
				Effective Rate US	Brands Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$98,175	$97,237	$—	1/29/20	Federal Funds	Cooper Cos Inc/	$950
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
54,937	54,048	—	1/29/20	Federal Funds	Copa Holdings Sa —	497
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
3,863	3,828	—	1/27/20	Federal Funds	Coronation Fund	36
				Effective Rate US	Managers Ltd —
				minus 0.98% —	Monthly
				Monthly
8,348	8,240	—	1/29/20	Federal Funds	Cosco Shipping	109
				Effective Rate US	Energy
				minus 0.40% —	Transportation Co
				Monthly	Ltd — Monthly
19,616	19,388	—	1/29/20	Federal Funds	Cosco Shipping	228
				Effective Rate US	Holdings Co Ltd —
				minus 4.07% —	Monthly
				Monthly
24,708	24,310	—	1/29/20	Federal Funds	Coty Inc — Monthly	125
				Effective Rate US
				minus 0.23% —
				Monthly
111,201	111,285	—	1/29/20	Federal Funds	Credit Acceptance	(77)
				Effective Rate US	Corp — Monthly
				minus 1.14% —
				Monthly
57,304	54,100	—	1/27/20	Federal Funds	Daifuku Co Ltd —	3,214
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
41,931	41,651	—	1/28/20	Federal Funds	Dairy Farm	277
				Effective Rate US	International
				minus 1.50% —	Holdings Ltd —
				Monthly	Monthly
46,445	46,757	—	1/29/20	Federal Funds	Davide Campari-	(306)
				Effective Rate US	Milano Spa —
				minus 0.30% —	Monthly
				Monthly
177,723	177,983	—	1/29/20	Federal Funds	Deere & Co —	(239)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,164	15,172	—	1/30/20	Federal Funds	E Sun Financial	(6)
				Effective Rate US	Holding Co Ltd —
				minus 0.40% —	Monthly
				Monthly

50 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$61,369	$61,310	$—	1/29/20	Federal Funds	Eaton Vance Corp —	$66
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
12,651	12,605	—	1/29/20	Federal Funds	Emlak Konut	39
				Effective Rate US	Gayrimenkul Yatirim
				minus 9.63% —	Ortakligi As —
				Monthly	Monthly
19,571	19,272	—	1/29/20	Federal Funds	Empresa Nacional	300
				Effective Rate US	De Telecomunica-
				minus 7.50% —	ciones Sa — Monthly
				Monthly
102,740	101,406	—	1/29/20	Federal Funds	Equifax Inc —	1,346
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
61,052	61,653	—	1/29/20	Federal Funds	Euronet Worldwide	(594)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
26,580	26,696	—	1/27/20	Federal Funds	Familymart Uny	(646)
				Effective Rate US	Holdings Co Ltd —
				minus 0.30% —	Monthly
				Monthly
16,259	16,268	—	1/30/20	Federal Funds	Far Eastone	(7)
				Effective Rate US	Telecommunica-
				minus 0.60% —	tions Co Ltd —
				Monthly	Monthly
38,126	38,205	—	1/29/20	Federal Funds	Fastenal Co —	(74)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
55,240	55,024	—	1/29/20	Federal Funds	Fedex Corp —	223
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,460	7,461	—	1/29/20	Federal Funds	Fibra Uno	(1)
				Effective Rate US	Administracion Sa
				minus 0.50% —	De Cv — Monthly
				Monthly
78,822	80,426	—	1/29/20	Federal Funds	Fidelity National	(1,595)
				Effective Rate US	Financial Inc —
				minus 0.23% —	Monthly
				Monthly
66,985	67,678	—	1/29/20	Federal Funds	First Horizon	(685)
				Effective Rate US	National Corp —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$42,229	$42,450	$—	1/29/20	Federal Funds	First Merchants	$(446)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
175,576	178,466	—	1/29/20	Federal Funds	First Republic Bank/	(2,871)
				Effective Rate US	Ca — Monthly
				minus 0.23% —
				Monthly
58,480	59,224	—	1/29/20	Federal Funds	First Solar Inc —	(738)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
97,936	97,902	—	1/29/20	Federal Funds	Fiserv Inc — Monthly	47
				Effective Rate US
				minus 0.23% —
				Monthly
74,624	75,116	—	1/29/20	Federal Funds	Fleetcor	(484)
				Effective Rate US	Technologies Inc —
				minus 0.23% —	Monthly
				Monthly
37,552	36,561	—	1/29/20	Federal Funds	Fletcher Building	995
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
16,835	16,624	—	1/29/20	Federal Funds	Fletcher Building	213
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
71,593	70,787	—	1/29/20	Federal Funds	Flex Ltd — Monthly	814
				Effective Rate US
				minus 0.23% —
				Monthly
63,294	62,239	—	1/29/20	Federal Funds	Floor & Decor	1,062
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
119,113	116,936	—	1/29/20	Federal Funds	Fluor Corp —	2,195
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
107,520	108,495	—	1/29/20	Federal Funds	Fnb Corp/Pa —	(962)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
66,696	61,851	—	1/29/20	Federal Funds	Fortescue Metals	1,780
				Effective Rate US	Group Ltd —
				minus 0.45% —	Monthly
				Monthly

52 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,622	$18,512	$—	1/27/20	Federal Funds	Foschini Group Ltd/	$112
				Effective Rate US	The — Monthly
				minus 0.90% —
				Monthly
137,583	136,995	—	1/29/20	Federal Funds	Franklin Resources	605
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
4,969	5,000	—	1/29/20	Federal Funds	Fullshare Holdings	(34)
				Effective Rate US	Ltd — Monthly
				minus 13.12% —
				Monthly
172,746	171,756	—	1/29/20	Federal Funds	Gartner Inc —	1,006
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
113,476	113,987	—	1/29/20	Federal Funds	Gci Liberty Inc —	(498)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,135	14,938	—	1/29/20	Federal Funds	Gds Holdings Ltd	(802)
				Effective Rate US	Adr — Monthly
				minus 0.23% —
				Monthly
108,460	108,600	—	1/29/20	Federal Funds	General Dynamics	(127)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
92,502	93,035	—	1/29/20	Federal Funds	General Mills Inc —	(524)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
74,401	73,718	—	1/29/20	Federal Funds	Genesee & Wyoming	692
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
19,296	19,327	—	1/29/20	Federal Funds	Genexine Co Ltd —	(36)
				Effective Rate US	Monthly
				minus 8.88% —
				Monthly
19,678	19,608	—	1/28/20	Federal Funds	Genting Plantations	64
				Effective Rate US	Bhd — Monthly
				minus 6.50% —
				Monthly
45,170	44,931	—	1/29/20	Federal Funds	Glanbia Plc —	246
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,263	$5,175	$—	1/29/20	Federal Funds	Gold Fields Ltd	$88
				Effective Rate US	Adr — Monthly
				minus 0.23% —
				Monthly
4,877	4,395	—	1/29/20	Federal Funds	Great Wall Motor Co	483
				Effective Rate US	Ltd — Monthly
				minus 5.00% —
				Monthly
19,180	18,955	—	1/29/20	Federal Funds	Grupo Financiero	228
				Effective Rate US	Inbursa Sab De Cv —
				minus 0.50% —	Monthly
				Monthly
50,454	56,763	—	1/29/20	Federal Funds	Gw Pharmaceuticals	(6,304)
				Effective Rate US	Plc Adr — Monthly
				minus 0.55% —
				Monthly
139,783	139,035	—	1/29/20	Federal Funds	Hanesbrands Inc —	763
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
40,217	41,174	—	1/29/20	Federal Funds	Hargreaves	(951)
				Effective Rate US	Lansdown Plc —
				minus 0.30% —	Monthly
				Monthly
15,208	13,766	—	1/27/20	Federal Funds	Harmonic Drive	1,437
				Effective Rate US	Systems Inc —
				minus 12.25% —	Monthly
				Monthly
49,027	49,809	—	1/29/20	Federal Funds	Harris Corp —	(776)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
151,179	155,446	—	1/29/20	Federal Funds	Hormel Foods	(4,253)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
47,887	47,787	—	1/27/20	Federal Funds	Hulic Co Ltd —	111
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
94,636	89,218	—	1/29/20	Federal Funds	Humana Inc —	5,429
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
5,254	5,115	—	1/27/20	Federal Funds	Hyprop Investments	140
				Effective Rate US	Ltd — Monthly
				minus 0.90% —
				Monthly

54 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$44,241	$44,766	$—	1/29/20	Federal Funds	Ica Gruppen Ab —	$(533)
				Effective Rate US	Monthly
				minus 4.00% —
				Monthly
43,210	43,894	—	1/29/20	Federal Funds	Idexx Laboratories	(679)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,796	5,777	—	1/28/20	Federal Funds	Ihh Healthcare	18
				Effective Rate US	Bhd — Monthly
				minus 3.00% —
				Monthly
33,605	33,772	—	1/29/20	Federal Funds	Ii-Vi Inc — Monthly	15
				Effective Rate US
				minus 0.23% —
				Monthly
16,085	15,404	—	1/28/20	Federal Funds	Ijm Corp Bhd —	678
				Effective Rate US	Monthly
				minus 4.00% —
				Monthly
11,469	11,124	—	1/27/20	Federal Funds	Indocement	343
				Effective Rate US	Tunggal Prakarsa
				minus 8.38% —	Tbk Pt — Monthly
				Monthly
4,651	4,573	—	1/29/20	Federal Funds	Industrias Penoles	79
				Effective Rate US	Sab De Cv —
				minus 0.50% —	Monthly
				Monthly
28,956	29,167	—	1/29/20	Federal Funds	Ingenico Group Sa —	(208)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
92,355	91,304	—	1/29/20	Federal Funds	International	1,062
				Effective Rate US	Business Machines
				minus 0.23% —	Corp — Monthly
				Monthly
61,428	61,332	—	1/29/20	Federal Funds	Intuitive Surgical	103
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
46,187	46,912	—	1/29/20	Federal Funds	Investment Ab	(731)
				Effective Rate US	Latour — Monthly
				minus 5.25% —
				Monthly
64,789	62,942	—	1/29/20	Federal Funds	Ipg Photonics	1,855
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,194	$12,165	$—	1/29/20	Federal Funds	Iskenderun Demir Ve	$30
				Effective Rate US	Celik As — Monthly
				minus 16.76% —
				Monthly
6,093	5,918	—	1/27/20	Federal Funds	Itau Unibanco	175
				Effective Rate US	Holding Sa —
				minus 1.00% —	Monthly
				Monthly
8,669	8,399	—	1/27/20	Federal Funds	Itausa —	272
				Effective Rate US	Investimentos Itau
				minus 1.00% —	Sa — Monthly
				Monthly
116,967	114,310	—	1/29/20	Federal Funds	Jabil Inc — Monthly	2,670
				Effective Rate US
				minus 0.23% —
				Monthly
40,930	40,850	—	1/29/20	Federal Funds	Jack Henry &	(38)
				Effective Rate US	Associates Inc —
				minus 0.23% —	Monthly
				Monthly
62,524	61,680	—	1/29/20	Federal Funds	Jacobs Engineering	851
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
48,511	47,581	—	1/28/20	Federal Funds	Jardine Matheson	938
				Effective Rate US	Holdings Ltd —
				minus 0.35% —	Monthly
				Monthly
51,856	52,581	—	1/29/20	Federal Funds	Jeronimo Martins	(719)
				Effective Rate US	Sgps Sa — Monthly
				minus 0.30% —
				Monthly
86,357	86,211	—	1/29/20	Federal Funds	Jm Smucker Co/	153
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
38,003	36,457	—	1/29/20	Federal Funds	John Wood Group	1,550
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
49,410	47,718	—	1/27/20	Federal Funds	Kansai Paint Co	1,700
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
103,049	102,230	—	1/29/20	Federal Funds	Kansas City	831
				Effective Rate US	Southern — Monthly
				minus 0.23% —
				Monthly

56 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$54,404	$53,959	$—	1/29/20	Federal Funds	Kaz Minerals Plc —	$451
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
48,949	49,585	—	1/27/20	Federal Funds	Keio Corp —	(628)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
40,979	40,500	—	1/29/20	Federal Funds	Kerry Group Plc —	483
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
7,215	6,891	—	1/29/20	Federal Funds	Kimberly-Clark De	324
				Effective Rate US	Mexico Sab De Cv —
				minus 0.50% —	Monthly
				Monthly
25,823	25,710	—	1/29/20	Federal Funds	Kingfisher Plc —	116
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
67,598	64,377	—	1/29/20	Federal Funds	Kion Group Ag —	3,229
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
162,229	158,534	—	1/29/20	Federal Funds	Kirby Corp —	3,715
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
40,994	40,334	—	1/27/20	Federal Funds	Kobayashi	667
				Effective Rate US	Pharmaceutical Co
				minus 0.30% —	Ltd — Monthly
				Monthly
20,685	20,563	—	1/29/20	Federal Funds	Komercni Banka	125
				Effective Rate US	As — Monthly
				minus 0.50% —
				Monthly
13,625	13,572	—	1/29/20	Federal Funds	Korea Electric	55
				Effective Rate US	Power Corp —
				minus 0.49% —	Monthly
				Monthly
97,908	97,244	—	1/29/20	Federal Funds	Leggett & Platt Inc —	675
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
61,535	61,666	—	1/29/20	Federal Funds	Liberty Broadband	(123)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$99,120	$99,489	$—	1/29/20	Federal Funds	Live Nation	$(359)
				Effective Rate US	Entertainment Inc —
				minus 0.23% —	Monthly
				Monthly
21,466	21,189	—	1/27/20	Federal Funds	Localiza Rent A Car	281
				Effective Rate US	Sa — Monthly
				minus 2.38% —
				Monthly
14,784	15,396	—	1/27/20	Federal Funds	Lojas Americanas	(610)
				Effective Rate US	Sa — Monthly
				minus 1.93% —
				Monthly
16,755	16,666	—	1/29/20	Federal Funds	Lotte Corp —	92
				Effective Rate US	Monthly
				minus 3.88% —
				Monthly
27,424	28,058	—	1/27/20	Federal Funds	M3 Inc — Monthly	(629)
				Effective Rate US
				minus 0.30% —
				Monthly
124,917	124,476	—	1/29/20	Federal Funds	Madison Square	456
				Effective Rate US	Garden Co/The —
				minus 0.23% —	Monthly
				Monthly
69,743	69,937	—	1/29/20	Federal Funds	Mattel Inc —	(193)
				Effective Rate US	Monthly
				minus 1.11% —
				Monthly
56,542	57,792	—	1/29/20	Federal Funds	Mccormick & Co Inc/	(1,243)
				Effective Rate US	Md — Monthly
				minus 0.23% —
				Monthly
35,699	35,412	—	1/27/20	Federal Funds	Mcdonald’s Co	293
				Effective Rate US	Japan Ltd —
				minus 0.30% —	Monthly
				Monthly
41,981	41,692	—	1/29/20	Federal Funds	Mediclinic	295
				Effective Rate US	International Plc —
				minus 1.00% —	Monthly
				Monthly
58,619	57,993	—	1/29/20	Federal Funds	Melrose Industries	633
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
32,741	30,830	—	1/27/20	Federal Funds	Mercari Inc —	1,911
				Effective Rate US	Monthly
				minus 7.00% —
				Monthly

58 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$102,224	$102,817	$—	1/29/20	Federal Funds	Mettler-Toledo	$(581)
				Effective Rate US	International Inc —
				minus 0.23% —	Monthly
				Monthly
51,479	51,288	—	1/29/20	Federal Funds	Mgm China Holdings	194
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
52,948	53,296	—	1/29/20	Federal Funds	Micro Focus	(1,630)
				Effective Rate US	International Plc —
				minus 0.30% —	Monthly
				Monthly
170,957	175,671	—	1/29/20	Federal Funds	Middleby Corp/	(4,694)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
23,368	23,931	—	1/27/20	Federal Funds	Minor International	(561)
				Effective Rate US	Pcl — Monthly
				minus 1.50% —
				Monthly
19,842	19,352	—	1/29/20	Federal Funds	Mirae Asset Daewoo	493
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
1,207	1,202	—	1/29/20	Federal Funds	Mirae Asset Daewoo	5
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
49,639	48,381	—	1/27/20	Federal Funds	Misumi Group Inc —	1,266
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
57,408	55,809	—	1/29/20	Federal Funds	Mohawk Industries	1,606
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
58,837	58,644	—	1/27/20	Federal Funds	Monotaro Co Ltd —	199
				Effective Rate US	Monthly
				minus 1.38% —
				Monthly
15,572	15,712	—	1/29/20	Federal Funds	Moscow Exchange	(149)
				Effective Rate US	Micex-Rts Pjsc —
				minus 12.26% —	Monthly
				Monthly
17,527	17,137	—	1/27/20	Federal Funds	Netcare Ltd —	393
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly

PanAgora Market Neutral Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,266	$20,459	$—	1/29/20	Federal Funds	Netmarble Corp —	$797
				Effective Rate US	Monthly
				minus 10.38% —
				Monthly
41,395	40,413	—	1/27/20	Federal Funds	Nitori Holdings Co	990
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
28,490	27,861	—	1/29/20	Federal Funds	Novozymes A/S —	166
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
76,230	72,710	—	1/29/20	Federal Funds	On Semiconductor	3,530
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
141,599	140,334	—	1/29/20	Federal Funds	Oracle Corp —	1,281
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,879	16,056	—	1/29/20	Federal Funds	Orange Polska Sa —	(175)
				Effective Rate US	Monthly
				minus 0.75% —
				Monthly
14,881	14,247	—	1/29/20	Federal Funds	Orient Securities Co	635
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
43,434	43,424	—	1/29/20	Federal Funds	Origin Energy Ltd —	14
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
41,123	41,345	—	1/29/20	Federal Funds	Osram Licht Ag —	(218)
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
17,118	16,982	—	1/29/20	Federal Funds	Ottogi Corp —	137
				Effective Rate US	Monthly
				minus 0.88% —
				Monthly
46,134	45,810	—	1/27/20	Federal Funds	Pan Pacific	333
				Effective Rate US	International
				minus 0.38% —	Holdings Corp —
				Monthly	Monthly
40,425	40,307	—	1/27/20	Federal Funds	Park24 Co Ltd —	125
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

60 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$57,918	$58,335	$—	1/29/20	Federal Funds	Paycom Software	$(411)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,880	16,494	—	1/29/20	Federal Funds	Pearl Abyss Corp —	1,382
				Effective Rate US	Monthly
				minus 6.00% —
				Monthly
12,146	11,949	—	1/30/20	Federal Funds	Pegatron Corp —	199
				Effective Rate US	Monthly
				minus 0.66% —
				Monthly
33,699	34,274	—	1/29/20	Federal Funds	Perkinelmer Inc —	(572)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
109,271	110,109	—	1/29/20	Federal Funds	Pfizer Inc — Monthly	(826)
				Effective Rate US
				minus 0.23% —
				Monthly
103,744	104,762	—	1/29/20	Federal Funds	Pinnacle Financial	(1,007)
				Effective Rate US	Partners Inc —
				minus 0.23% —	Monthly
				Monthly
20,184	20,126	—	1/29/20	Federal Funds	Polymetal	61
				Effective Rate US	International Plc —
				minus 0.30% —	Monthly
				Monthly
173,215	171,346	—	1/29/20	Federal Funds	Pool Corp —	1,888
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,734	15,567	—	1/29/20	Federal Funds	Postal Savings Bank	169
				Effective Rate US	Of China Co Ltd —
				minus 0.40% —	Monthly
				Monthly
18,424	18,213	—	1/28/20	Federal Funds	Press Metal	206
				Effective Rate US	Aluminium Holdings
				minus 5.49% —	Bhd — Monthly
				Monthly
93,750	93,857	—	1/29/20	Federal Funds	Principal Financial	(96)
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
56,909	52,684	—	1/29/20	Federal Funds	Quad/Graphics	4,231
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$47,329	$50,328	$—	1/29/20	Federal Funds	Ramsay Health Care	$(2,994)
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
16,173	16,079	—	1/27/20	Federal Funds	Rand Merchant	96
				Effective Rate US	Investment
				minus 0.90% —	Holdings Ltd —
				Monthly	Monthly
25,328	25,760	—	1/29/20	Federal Funds	Ready Capital	(427)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
37,621	37,356	—	1/29/20	Federal Funds	Reckitt Benckiser	269
				Effective Rate US	Group Plc — Monthly
				minus 0.30% —
				Monthly
18,681	18,748	—	1/27/20	Federal Funds	Reinet Investments	(65)
				Effective Rate US	Sca — Monthly
				minus 0.90% —
				Monthly
18,121	17,573	—	1/27/20	Federal Funds	Remgro Ltd —	550
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly
66,802	67,798	—	1/29/20	Federal Funds	Remy Cointreau	(989)
				Effective Rate US	Sa — Monthly
				minus 0.30% —
				Monthly
18,606	17,724	—	1/27/20	Federal Funds	Resilient Reit Ltd —	884
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly
46,433	45,679	—	1/27/20	Federal Funds	Ricoh Co Ltd —	762
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
33,864	34,768	—	1/29/20	Federal Funds	Royal Bank Of	(901)
				Effective Rate US	Scotland Group
				minus 0.30% —	Plc — Monthly
				Monthly
42,405	42,190	—	1/29/20	Federal Funds	Ryanair Holdings Plc	221
				Effective Rate US	Adr — Monthly
				minus 0.23% —
				Monthly
64,604	64,771	—	1/29/20	Federal Funds	Ryder System Inc —	(159)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

62 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$86,768	$90,454	$—	1/29/20	Federal Funds	Sage Therapeutics	$(3,677)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
48,784	51,680	—	1/29/20	Federal Funds	Saipem Spa —	(2,890)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
14,961	14,925	—	1/29/20	Federal Funds	Samsung Card Co	38
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
17,623	17,567	—	1/29/20	Federal Funds	Samsung Heavy	58
				Effective Rate US	Industries Co Ltd —
				minus 0.88% —	Monthly
				Monthly
10,466	10,460	—	1/29/20	Federal Funds	Santander Bank	7
				Effective Rate US	Polska Sa — Monthly
				minus 0.75% —
				Monthly
9,834	9,489	—	1/27/20	Federal Funds	Security Bank	342
				Effective Rate US	Corp — Monthly
				minus 6.75% —
				Monthly
11,855	11,770	—	1/28/20	Federal Funds	Sembcorp Marine	77
				Effective Rate US	Ltd — Monthly
				minus 9.00% —
				Monthly
11,879	11,521	—	1/29/20	Federal Funds	Shanghai Electric	358
				Effective Rate US	Group Co Ltd —
				minus 1.19% —	Monthly
				Monthly
17,918	17,916	—	1/29/20	Federal Funds	Shenzhen	4
				Effective Rate US	Investment Ltd —
				minus 0.40% —	Monthly
				Monthly
43,739	41,926	—	1/27/20	Federal Funds	Shimano Inc —	1,821
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
75,452	75,028	—	1/29/20	Federal Funds	Siemens Gamesa	424
				Effective Rate US	Renewable Energy
				minus 0.88% —	Sa — Monthly
				Monthly
12,039	12,221	—	1/29/20	Federal Funds	Sillajen Inc —	(186)
				Effective Rate US	Monthly
				minus 9.00% —
				Monthly

PanAgora Market Neutral Fund 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$45,682	$44,699	$—	1/29/20	Federal Funds	Sino Land Co Ltd —	$988
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
9,798	9,803	—	1/30/20	Federal Funds	Sinopac Financial	(4)
				Effective Rate US	Holdings Co Ltd —
				minus 0.40% —	Monthly
				Monthly
41,923	41,337	—	1/29/20	Federal Funds	Six Flags	591
				Effective Rate US	Entertainment
				minus 0.35% —	Corp — Monthly
				Monthly
80,772	81,597	—	1/29/20	Federal Funds	Skanska Ab —	(818)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
13,380	12,490	—	1/29/20	Federal Funds	Sociedad Quimica	892
				Effective Rate US	Y Minera De Chile Sa
				minus 14.45% —	Adr — Monthly
				Monthly
20,964	20,354	—	1/29/20	Federal Funds	Soho China Ltd —	612
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
16,309	16,271	—	1/29/20	Federal Funds	S-Oil Corp —	41
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
26,084	25,247	—	1/29/20	Federal Funds	Southern Copper	840
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
5,380	4,832	—	1/28/20	Federal Funds	Sp Setia Bhd	544
				Effective Rate US	Group — Monthly
				minus 3.00% —
				Monthly
651,374	649,882	—	1/29/20	Federal Funds	Spdr S&P 500 Etf	1,609
				Effective Rate US	Trust — Monthly
				minus 0.23% —
				Monthly
78,278	76,280	—	1/29/20	Federal Funds	Stanley Black	2,008
				Effective Rate US	& Decker Inc —
				minus 0.23% —	Monthly
				Monthly
110,924	111,049	—	1/29/20	Federal Funds	Stericycle Inc —	(111)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

64 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$104,072	$104,639	$—	1/29/20	Federal Funds	Sterling Bancorp/	$(554)
				Effective Rate US	De — Monthly
				minus 0.23% —
				Monthly
84,655	86,149	—	1/29/20	Federal Funds	Stryker Corp —	(1,482)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
36,600	36,176	—	1/27/20	Federal Funds	Sumitomo	433
				Effective Rate US	Dainippon Pharma
				minus 0.30% —	Co Ltd — Monthly
				Monthly
3,311	3,251	—	3/06/20	Federal Funds	Grupo De	61
				Effective Rate US	Inversiones
				minus 1.50% —	Suramericana Sa —
				Monthly	Monthly
78,407	77,420	—	1/29/20	Federal Funds	Switch Inc —	994
				Effective Rate US	Monthly
				minus 0.31% —
				Monthly
42,246	42,245	—	1/29/20	Federal Funds	Sydney Airport —	6
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
33,802	34,024	—	1/29/20	Federal Funds	Tabcorp Holdings	(218)
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
5,748	5,897	—	1/30/20	Federal Funds	Taimed Biologics	(150)
				Effective Rate US	Inc — Monthly
				minus 7.00% —
				Monthly
82,411	82,810	—	1/29/20	Federal Funds	Target Corp —	(389)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
105,480	104,778	—	1/29/20	Federal Funds	Tempur Sealy	712
				Effective Rate US	International Inc —
				minus 0.66% —	Monthly
				Monthly
32,158	31,969	—	1/29/20	Federal Funds	Tesco Plc — Monthly	193
				Effective Rate US
				minus 0.30% —
				Monthly
22,637	24,311	—	1/29/20	Federal Funds	Tesla Inc — Monthly	(1,671)
				Effective Rate US
				minus 2.43% —
				Monthly

PanAgora Market Neutral Fund 65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$38,945	$38,692	$—	1/29/20	Federal Funds	Teva	$258
				Effective Rate US	Pharmaceutical
				minus 0.23% —	Industries Ltd Adr —
				Monthly	Monthly
4,590	4,344	—	1/29/20	Federal Funds	Tivity Health Inc —	246
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
50,086	49,722	—	1/27/20	Federal Funds	Tokyu Fudosan	373
				Effective Rate US	Holdings Corp —
				minus 0.30% —	Monthly
				Monthly
14,633	13,844	—	1/28/20	Federal Funds	Top Glove Corp	783
				Effective Rate US	Bhd — Monthly
				minus 6.38% —
				Monthly
81,288	81,239	—	1/29/20	Federal Funds	Torchmark Corp —	59
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
165,399	166,256	—	1/29/20	Federal Funds	Transdigm Group	(834)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
122,120	120,983	—	1/29/20	Federal Funds	Trinity Industries	1,151
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
7,956	8,011	—	1/29/20	Federal Funds	Turkcell Iletisim	(54)
				Effective Rate US	Hizmetleri As —
				minus 0.75% —	Monthly
				Monthly
46,190	46,283	—	1/29/20	Federal Funds	Tyler Technologies	(87)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
12,139	12,058	—	1/27/20	Federal Funds	Unilever Indonesia	79
				Effective Rate US	Tbk Pt — Monthly
				minus 4.00% —
				Monthly
44,207	42,733	—	1/29/20	Federal Funds	Univar Inc —	1,477
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
19,089	17,555	—	1/27/20	Federal Funds	Universal Robina	1,529
				Effective Rate US	Corp — Monthly
				minus 2.50% —
				Monthly

66 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$110,973	$111,697	$—	1/29/20	Federal Funds	Vail Resorts Inc —	$(710)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
49,410	48,062	—	1/29/20	Federal Funds	Valeo Sa — Monthly	1,355
				Effective Rate US
				minus 0.30% —
				Monthly
76,381	77,447	—	1/29/20	Federal Funds	Valmont Industries	(1,055)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
37,629	36,952	—	1/28/20	Federal Funds	Venture Corp Ltd —	681
				Effective Rate US	Monthly
				minus 0.35% —
				Monthly
37,441	37,433	—	1/29/20	Federal Funds	Vicinity Centres —	13
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
98,441	97,509	—	1/29/20	Federal Funds	Wabtec Corp —	941
				Effective Rate US	Monthly
				minus 0.85% —
				Monthly
16,685	16,587	—	1/29/20	Federal Funds	Walt Disney Co/	99
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
150,010	150,365	—	1/29/20	Federal Funds	Watsco Inc —	(333)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
55,360	56,501	—	1/29/20	Federal Funds	Webster Financial	(1,135)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
16,929	16,473	—	1/29/20	Federal Funds	Weibo Corp Adr —	458
				Effective Rate US	Monthly
				minus 0.39% —
				Monthly
30,741	31,717	—	1/29/20	Federal Funds	Weir Group Plc/	(972)
				Effective Rate US	The — Monthly
				minus 0.30% —
				Monthly
77,104	76,720	—	1/29/20	Federal Funds	Welbilt Inc —	394
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$83,820	$84,848	$—	1/29/20	Federal Funds	Wendy’S Co/The —	$(1,508)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
81,349	82,666	—	1/29/20	Federal Funds	White Mountains	(1,305)
				Effective Rate US	Insurance Group
				minus 0.23% —	Ltd — Monthly
				Monthly
23,951	23,626	—	1/30/20	Federal Funds	Win	309
				Effective Rate US	Semiconductors
				minus 8.13% —	Corp — Monthly
				Monthly
6,950	6,921	—	1/30/20	Federal Funds	Wistron Corp —	30
				Effective Rate US	Monthly
				minus 3.13% —
				Monthly
45,468	46,276	—	1/29/20	Federal Funds	Worldline Sa —	(803)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
64,018	63,324	—	1/29/20	Federal Funds	Worldpay Inc —	702
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
46,383	45,660	—	1/29/20	Federal Funds	Wpp Plc — Monthly	728
				Effective Rate US
				minus 0.30% —
				Monthly
19,327	18,981	—	1/29/20	Federal Funds	Wuxi Biologics	348
				Effective Rate US	Cayman Inc —
				minus 0.40% —	Monthly
				Monthly
62,486	60,613	—	1/29/20	Federal Funds	Wynn Resorts Ltd —	1,880
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,275	12,751	—	1/29/20	Federal Funds	X5 Retail Group Nv	525
				Effective Rate US	Gdr — Monthly
				minus 0.88% —
				Monthly
13,018	12,785	—	1/29/20	Federal Funds	Xinyi Solar Holdings	234
				Effective Rate US	Ltd — Monthly
				minus 1.38% —
				Monthly
14,999	15,227	—	1/29/20	Federal Funds	Yapi Ve Kredi	(233)
				Effective Rate US	Bankasi As —
				minus 0.75% —	Monthly
				Monthly

68 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$34,805	$41,948	$—	1/29/20	Federal Funds	Zalando Ag —	$(6,673)
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
4,655	4,632	—	1/29/20	Federal Funds	Zall Smart	16
				Effective Rate US	Commerce Group
				minus 31.50% —	Ltd — Monthly
				Monthly
4,936	4,798	—	1/29/20	Federal Funds	Zhaojin Mining	139
				Effective Rate US	Industry Co Ltd —
				minus 0.44% —	Monthly
				Monthly
4,344	4,134	—	1/29/20	Federal Funds	Zhongan Online	211
				Effective Rate US	P&C Insurance Co
				minus 17.00% —	Ltd — Monthly
				Monthly
39,416	39,151	—	1/29/20	Federal Funds	Zillow Group Inc —	269
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
56,281	56,726	—	1/29/20	Federal Funds	Zoetis Inc — Monthly	(439)
				Effective Rate US
				minus 0.23% —
				Monthly
Upfront premium received		—		Unrealized appreciation		251,205
Upfront premium (paid)		—		Unrealized (depreciation)		(262,056)
Total		$—		Total		$(10,851)

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$948,333	$—	$—
Short-term investments	—	10,203,497	—
Totals by level	$948,333	$10,203,497	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(10,851)	$—
Totals by level	$—	$(10,851)	$—

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 69

Statement of assets and liabilities 2/28/19 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $11,150,717)	$11,151,830
Interest and other receivables	2,349
Receivable for shares of the fund sold	4,875
Receivable for investments sold	1,218,375
Receivable from Manager (Note 2)	27,526
Unrealized appreciation on OTC swap contracts (Note 1)	251,205
Prepaid assets	42,232
Total assets	12,698,392

LIABILITIES
Payable for investments purchased	1,332,293
Payable for custodian fees (Note 2)	4,368
Payable for investor servicing fees (Note 2)	789
Payable for Trustee compensation and expenses (Note 2)	144
Payable for administrative services (Note 2)	37
Payable for distribution fees (Note 2)	3,720
Unrealized depreciation on OTC swap contracts (Note 1)	262,056
Other accrued expenses	38,049
Total liabilities	1,641,456

Net assets	$11,056,936

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$11,958,498
Total distributable earnings (Note 1)	(901,562)
Total — Representing net assets applicable to capital shares outstanding	$11,056,936

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($9,115,447 divided by 995,688 shares)	$9.15
Offering price per class A share (100/94.25 of $9.15)*	$9.71
Net asset value and offering price per class B share ($9,059 divided by 1,000 shares)**	$9.06
Net asset value and offering price per class C share ($9,059 divided by 1,000 shares)**	$9.06
Net asset value and redemption price per class M share ($9,092 divided by 1,000 shares)	$9.09
Offering price per class M share (100/96.50 of $9.09)*	$9.42
Net asset value, offering price and redemption price per class R share
($9,124 divided by 1,000 shares)	$9.12
Net asset value, offering price and redemption price per class R6 share
($1,460,374 divided by 158,957 shares)	$9.19
Net asset value, offering price and redemption price per class Y share
($444,781 divided by 48,418 shares)	$9.19

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

70 PanAgora Market Neutral Fund

Statement of operations Six months ended 2/28/19 (Unaudited)

INVESTMENT INCOME
Interest	$122,835
Total investment income	122,835

EXPENSES
Compensation of Manager (Note 2)	68,674
Investor servicing fees (Note 2)	2,296
Custodian fees (Note 2)	3,116
Trustee compensation and expenses (Note 2)	231
Distribution fees (Note 2)	11,461
Administrative services (Note 2)	193
Amortization of offering costs (Note 1)	18,336
Reports to shareholders	12,123
Auditing and tax fees	25,399
Blue sky expense	43,220
Other	1,297
Fees waived and reimbursed by Manager (Note 2)	(93,272)
Total expenses	93,074

Expense reduction (Note 2)	(15)
Net expenses	93,059

Net investment income	29,776

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap contracts (Note 1)	(204,232)
Total net realized loss	(204,232)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	1,496
Swap contracts	(17,743)
Total change in net unrealized depreciation	(16,247)

Net loss on investments	(220,479)

Net decrease in net assets resulting from operations	$(190,703)

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 71

Statement of changes in net assets

		For the period 9/21/17
		(commencement of
INCREASE IN NET ASSETS	Six months ended 2/28/19*	operations) to 8/31/18
Operations
Net investment income (loss)	$29,776	$(19,625)
Net realized loss on investments	(204,232)	(770,553)
Change in net unrealized appreciation (depreciation)
of investments	(16,247)	6,509
Net decrease in net assets resulting from operations	(190,703)	(783,669)
Increase from capital share transactions (Note 4)	533,924	1,497,384
Total increase in net assets	343,221	713,715

NET ASSETS
Beginning of period (Note 5)	10,713,715	10,000,000
End of period (Note 1)	$11,056,936	$10,713,715

* Unaudited.

The accompanying notes are an integral part of these financial statements.

72 PanAgora Market Neutral Fund

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PanAgora Market Neutral Fund 73

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)
Class A
February 28, 2019 **	$9.32	.02	(.19)	(.17)	—	—	$9.15	(1.82)*	$9,115	.89 *	.27*	—
August 31, 2018†	10.00	(.02)	(.66)	(.68)	—	—	9.32	(6.80)*	9,275	1.69*	(.21)*	—
Class B
February 28, 2019 **	$9.25	(.01)	(.18)	(.19)	—	—	$9.06	(2.05)*	$9	1.26*	(.11)*	—
August 31, 2018†	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40 *	(.92)*	—
Class C
February 28, 2019 **	$9.25	(.01)	(.18)	(.19)	—	—	$9.06	(2.05)*	$9	1.26*	(.11)*	—
August 31, 2018†	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40 *	(.92)*	—
Class M
February 28, 2019 **	$9.27	— [e]	(.18)	(.18)	—	—	$9.09	(1.94)*	$9	1.13*	.02*	—
August 31, 2018†	10.00	(.06)	(.67)	(.73)	—	—	9.27	(7.30)*	9	2.16*	(.68)*	—
Class R
February 28, 2019 **	$9.30	.01	(.19)	(.18)	—	—	$9.12	(1.94)*	$9	1.01*	.14*	—
August 31, 2018†	10.00	(.04)	(.66)	(.70)	—	—	9.30	(7.00)*	9	1.93*	(.45)*	—
Class R6
February 28, 2019 **	$9.34	.04	(.19)	(.15)	—	—	$9.19	(1.61)*	$1,460	.77*	.39*	—
August 31, 2018†	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	971	1.46*	.13*	—
Class Y
February 28, 2019 **	$9.34	.04	(.19)	(.15)	—	—	$9.19	(1.61)*	$445	.76*	.39*	—
August 31, 2018†	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	431	1.45*	.11*	—

* Not annualized.

** Unaudited.

† For the period September 21, 2017 (commencement of operations) to August 31, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
February 28, 2019	0.88%
August 31, 2018	3.71

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

74 PanAgora Market Neutral Fund	PanAgora Market Neutral Fund 75

Notes to financial statements 2/28/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2018 through February 28, 2019.

Putnam PanAgora Market Neutral Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek absolute return (i.e. positive total return in diverse market environments over time). The fund pursues its goal by investing through a diversified set of long and short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund and an affiliate of Putnam Management, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants. PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

The fund expects to use total return swaps and may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed-income securities, and other investment companies (principally ETFs). The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed-income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments, and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

The fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the

76 PanAgora Market Neutral Fund

distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific

PanAgora Market Neutral Fund 77

security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case,

78 PanAgora Market Neutral Fund

upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $10,851 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,025,804 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. The fund’s federal tax return for the prior fiscal year remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2018, the fund had the following capital loss carryover available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$14	$—	$14

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $710,462 to its fiscal year ending August 31, 2019 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2018 and August 31, 2018, and (ii) specified ordinary and currency losses recognized between November 1, 2017 and August 31, 2018).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $11,157,609, resulting in gross unrealized appreciation and depreciation of $290,831 and $307,461, respectively, or net unrealized depreciation of $16,630.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined

PanAgora Market Neutral Fund 79

in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

For the fiscal year ended August 31, 2018, the fund had accumulated net investment loss of $717,354.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $334,594 have been fully amortized on a straight-line basis over a twelvemonth period as of September 21, 2018. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management for which PanAgora is acting as sub-adviser launched on or after the date of the fund’s management contract, as determined at the close of each business day during the month. Such annual rates may vary as follows:

1.300%	of the first $1 billion,	1.280%	of the next $2 billion and
1.290%	of the next $2 billion,	1.270%	of any excess thereafter.

For the reporting period, the fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.645% of the fund’s average net assets.

Putnam Management has contractually agreed, through December 30, 2019, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $93,272 as a result of this limit.

PanAgora, an affiliate of Putnam Management, is authorized by the Trustees to make investment decisions for the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PanAgora for its services at an annual rate of 1.00% of the average net assets of the portion of the fund managed by PanAgora.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

80 PanAgora Market Neutral Fund

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,930	Class R	2
Class B	2	Class R6	267
Class C	2	Class Y	91
Class M	2	Total	$2,296

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $15 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $8, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$11,314
Class B	1.00%	1.00%	45
Class C	1.00%	1.00%	45
Class M	1.00%	0.75%	34
Class R	1.00%	0.50%	23
Total			$11,461

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3 and no monies from the sale of class A and class M shares, respectively, and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

PanAgora Market Neutral Fund 81

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$—	$—
U.S. government securities (Long-term)	—	—
Total	$—	$—

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/19		TO 8/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	143	$1,311	1,601	$15,867
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	143	1,311	1,601	15,867
Shares repurchased	(27)	(246)	(29)	(275)
Net increase	116	$1,065	1,572	$15,592

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/19		TO 8/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/19		TO 8/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

82 PanAgora Market Neutral Fund

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/19		TO 8/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/19		TO 8/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/19		TO 8/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	55,297	$515,086	109,046	$1,089,710
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	55,297	515,086	109,046	1,089,710
Shares repurchased	(367)	(3,321)	(6,019)	(59,232)
Net increase	54,930	$511,765	103,027	$1,030,478

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/19		TO 8/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,714	$24,821	46,110	$460,664
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	2,714	24,821	46,110	460,664
Shares repurchased	(406)	(3,727)	(1,000)	(9,350)
Net increase	2,308	$21,094	45,110	$451,314

PanAgora Market Neutral Fund 83

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class A	994,000	99.83%	$9,095,100
Class B	1,000	100.00	9,059
Class C	1,000	100.00	9,059
Class M	1,000	100.00	9,092
Class R	1,000	100.00	9,124

At the close of the reporting period, a shareholder of record owned 13.1% of the outstanding shares of the fund.

Note 5: Initial capitalization and offering of shares

The fund was established as a series of the Trust on September 20, 2017 and commenced operations on September 21, 2017. Prior to September 21, 2017, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$9,940 000	994,000
Class B	10,000	1,000
Class C	10,000	1,000
Class M	10,000	1,000
Class R	10,000	1,000
Class R6	10,000	1,000
Class Y	10,000	1,000

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

OTC total return swap contracts (notional)	$38,100,000

84 PanAgora Market Neutral Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Equity contracts	Receivables	$251,205	Payables	$262,056
Total		$251,205		$262,056

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$(204,232)	$(204,232)
Total	$(204,232)	$(204,232)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$(17,743)	$(17,743)
Total	$(17,743)	$(17,743)

PanAgora Market Neutral Fund 85

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Morgan Stanley & Co. International PLC	Total
Assets:
OTC Total return swap contracts*#	$251,205	$251,205
Total Assets	$251,205	$251,205
Liabilities:
OTC Total return swap contracts*#	$262,056	$262,056
Total Liabilities	$262,056	$262,056
Total Financial and Derivative Net Assets	$(10,851)	$(10,851)
Total collateral received (pledged)†##	$(10,851)
Net amount	$—
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$(4,025,804)	$(4,025,804)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

86 PanAgora Market Neutral Fund

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Equity Income Fund
Equity Spectrum Fund	International Value Fund
Europe Equity Fund	Small Cap Value Fund
Global Equity Fund
International Capital Opportunities Fund	Income
International Equity Fund	Diversified Income Trust
Multi-Cap Core Fund	Floating Rate Income Fund
Research Fund	Global Income Trust
Government Money Market Fund*
Global Sector	High Yield Fund
Global Communications Fund	Income Fund
Global Consumer Fund	Money Market Fund†
Global Financials Fund	Mortgage Securities Fund
Global Health Care Fund	Short Duration Bond Fund
Global Industrials Fund	Short Duration Income Fund
Global Natural Resources Fund
Global Sector Fund	Tax-free Income
Global Technology Fund	AMT-Free Municipal Fund
Global Utilities Fund	Intermediate-Term Municipal Income Fund
Short-Term Municipal Income Fund
Growth	Tax Exempt Income Fund
Growth Opportunities Fund	Tax-Free High Yield Fund
International Growth Fund
Small Cap Growth Fund	State tax-free income funds‡ :
Sustainable Future Fund	California, Massachusetts, Minnesota,
Sustainable Leaders Fund	New Jersey, New York, Ohio, and Pennsylvania.

PanAgora Market Neutral Fund 87

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

88 PanAgora Market Neutral Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
PanAgora Asset Management, Inc.	Paul L. Joskow	Principal Accounting Officer,
470 Atlantic Ave.	Robert E. Patterson	and Assistant Treasurer
Boston, MA 02210	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Vice President and
	Chief Legal Officer	Denere P. Poulack
Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam PanAgora Market Neutral Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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SA801 315954 4/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 26, 2019